UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600, Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end:         October 31

Date of reporting period:     January 31, 2008

Item 1. Schedule of Investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Shares	Value

4.08%	COMMON STOCKS
1.34%	Airlines
	Air France-KLM ADR	200	$5,574
	AirTran Holdings, Inc.(a)	2,070	17,864
	AMR Corp.(a)	2,250	31,365
	British Airways PLC ADR(a)	270	17,820
	Continental Airlines, Inc.(a)	1,660	45,169
	Delta Air Lines, Inc.(a)	2,084	35,074
	Deutsche Lufthansa AG	375	9,006
	Gol Linhas Aereas Inteligentes S.A. ADR	225	4,405
	JetBlue Airways Corp.(a)	1,800	12,438
	Northwest Airlines Corp.(a)	2,300	43,033
	Singapore Airlines Ltd.	886	9,791
	Southwest Airlines Co.	2,520	29,560
	UAL Corp.	975	37,001
	US Airways Group, Inc.(a)	1,900	26,239

			324,339

1.58%	Home Builders
	Beazer Homes USA, Inc.	2,000	17,440
	Brookfield Homes Corp.	950	16,102
	Cavco Industries Inc.(a)	450	14,792
	Centex Corp.	1,000	27,780
	Champion Enterprises, Inc.(a)	1,550	15,144
	D.R. Horton, Inc.	1,600	27,600
	Hovnanian Enterprises, Inc.(a)	2,050	20,274
	KB Home	560	15,400
	Lennar Corp.	1,200	24,720
	M.D.C Holdings, Inc.	350	16,194
	M/I Homes, Inc.	1,300	19,396
	Meritage Homes Corp.(a)	1,100	17,655
	NVR, Inc.(a)	45	28,417
	Palm Harbor Homes, Inc.(a)	1,300	9,737
	Pulte Homes, Inc.	1,900	31,046
	Ryland Group, Inc.	450	15,170
	Skyline Corp.	460	13,400
	Standard Pacific Corp.(a)	2,400	9,144
	Toll Brothers, Inc.(a)	1,050	24,444
	WCI Communities, Inc.(a)	3,000	18,150

			382,005

0.16%	Retail
	Sears Holdings Corp.(a)	350	38,672

1.00%	Technology
	Altera Corp.	465	7,854
	Analog Devices, Inc.	450	12,762
	Applied Materials, Inc.	1,890	33,869
	Broadcom Corp., Class A(a)	400	8,832
	Intel Corp.	2,625	55,650
	KLA-Tencor Corp.	225	9,400
	Linear Technology Corp.	380	10,515
	Micron Technology, Inc.(a)	1,400	9,842
	National Semiconductor Corp.	480	8,846
	Novellus Systems, Inc.(a)	400	9,504
	SanDisk Corp.(a)	350	8,907
	Texas Instruments, Inc.	1,735	53,664

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	COMMON STOCKS (Continued)
	Technology (Continued)
	Xilinx, Inc.	500	$10,935

			240,580

	Total Common Stocks
	(Cost $903,938)		985,596

	EXCHANGE TRADED / CLOSED-END
114.23%	FUNDS
5.97%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	6,500	91,585
	Calamos Global Dynamic Income Fund	9,800	124,166
	Chartwell Dividend & Income Fund, Inc.	22,400	163,072
	Dreman/Claymore Dividend & Income Fund(b)	11,000	180,950
	First Trust/Gallatin Specialty Finance and Financial Opportunities Fund	7,700	101,486
	John Hancock Patriot Premium Dividend Fund II(c)	44,700	457,728
	RMR Asia Real Estate Fund	10,000	143,000
	Seligman Lasalle International Real Estate Fund, Inc.	11,000	180,510

			1,442,497

50.09%	Equity Closed-End Funds
	Advent/Claymore Enhanced Growth & Income Fund(c)	13,100	209,731
	BlackRock Dividend Achievers Trust	10,000	124,200
	BlackRock Enhanced Dividend Achievers Trust(c)	10,000	122,200
	BlackRock Global Energy & Resources Trust	9,050	273,944
	BlackRock Real Asset Equity Trust(c)	22,433	360,498
	BlackRock Strategic Dividend Achievers Trust	15,000	183,750
	Boulder Total Return Fund, Inc.(c)	22,250	493,282
	Central Europe and Russia Fund, Inc. (The)	2,200	106,304
	Central Securities Corp.	9,622	237,663
	China Fund, Inc.	4,880	157,136
	Clough Global Equity Fund(c)	5,655	109,707
	Clough Global Opportunities Fund	5,140	90,464
	Cohen & Steers Closed-End Opportunity Fund, Inc.	4,050	66,218
	Diamond Hill Financial Trends Fund	3,600	51,120
	DWS Global Commodities Stock Fund, Inc.	21,100	346,462
	Eaton Vance Enhanced Equity Income Fund II	9,500	173,280
	Eaton Vance Tax-Advantaged Dividend Income Fund	2,300	59,593
	Eaton Vance Tax-Advantaged Global Dividend Income Fund	6,000	148,200
	Eaton Vance Tax-Managed Buy-Write Income Fund	4,100	72,078
	Emerging Markets Telecommunications Fund(b)	10,000	235,000
	Fiduciary/Claymore Dynamic Equity Income Fund(c)	5,000	88,750
	First Trust Enhanced Equity Income Fund(c)	11,300	179,896
	Gabelli Dividend & Income Trust(c)	9,000	170,730
	Gabelli Global Multimedia Trust, Inc.(c)	19,900	223,079
	H&Q Healthcare Investors	7,197	118,175
	H&Q Life Sciences Investors(c)	27,918	364,330
	India Fund, Inc.	3,050	159,271
	ING Risk Managed Natural Resources Fund	13,100	226,499
	Japan Smaller Capitalization Fund, Inc.	13,831	123,926
	JF China Region Fund, Inc.	11,025	242,440
	Korea Fund, Inc.	1,725	40,727
	Latin America Equity Fund, Inc.(c)	1,700	77,860
	Lazard Global Total Return and Income Fund, Inc.	5,500	114,345
	Liberty All-Star Equity Fund(c)	58,669	400,709
	Madison Strategic Sector Premium Fund	14,200	227,910
	Madison/Claymore Covered Call & Equity Strategy Fund	14,000	168,420
	Mexico Fund, Inc. (The)	2,300	77,510
	Morgan Stanley Asia-Pacific Fund, Inc.(c)	22,575	427,119
	Morgan Stanley China A Share Fund(c)	17,950	762,516
	Morgan Stanley India Investment Fund, Inc.	3,600	163,080
	NASDAQ Premium Income & Growth Fund, Inc.	39,800	667,048

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Equity Closed-End Funds (Continued)
	Nuveen Core Equity Alpha Fund(c)	14,200	$224,786
	Nuveen Equity Premium & Growth Fund(c)	15,000	260,700
	Nuveen Equity Premium Income Fund	10,000	163,700
	Nuveen Equity Premium Opportunity Fund	9,300	156,705
	Nuveen Tax-Advantage Dividend Growth Fund	11,800	197,296
	Old Mutual/Claymore Long-Short Fund(c)	10,000	152,200
	Royce Micro-Cap Trust, Inc.	11,000	126,610
	Royce Value Trust, Inc.(c)	6,359	106,831
	Source Capital, Inc.	2,200	124,696
	Swiss Helvetia Fund, Inc.	3,400	54,842
	Templeton Dragon Fund, Inc.(c)	12,600	329,742
	Templeton Emerging Markets Fund(c)	57,000	1,137,720
	Tri-Continental Corp.(c)	9,700	188,859
	Zweig Fund, Inc.(c)	48,000	230,880

			12,100,737

57.03%	Equity Exchange-Traded Funds
	Claymore/Clear Global Exchanges, Brokers & Asset
	Managers Index(c)	5,000	122,200
	Claymore/Robb Report Global Luxury Index(c)	15,900	338,193
	First Trust Dow Jones Internet Index Fund(c)	10,550	233,683
	Health Care Select Sector SPDR Fund	36,500	1,218,370
	Internet Architecture HOLDRs Trust(c)	14,900	656,941
	iShares Dow Jones U.S. Energy Sector Index Fund	2,200	265,276
	iShares Dow Jones U.S. Industrial Sector Index Fund	8,600	593,400
	iShares Dow Jones U.S. Insurance Index Fund	2,000	94,220
	iShares Dow Jones U.S. Telecommunications Sector Index Fund(b)	12,000	316,320
	iShares Dow Jones U.S. Transportation Index Fund(c)	5,000	425,400
	iShares FTSE/Xinhua China 25 Index Fund	2,400	345,000
	iShares MSCI Brazil Index Fund(c)	8,600	652,998
	iShares MSCI Japan Index Fund	18,300	233,508
	iShares MSCI Pacific ex-Japan Index Fund(c)	4,900	695,408
	iShares MSCI South Korea Index Fund	1,900	107,483
	iShares S&P Global Industrials Index Fund	9,800	569,576
	iShares S&P GSTI Software Index Fund	3,165	147,995
	KBW Bank ETF	2,500	116,000
	Market Vectors Agribusiness ETF(a)	2,300	121,532
	Market Vectors-Gaming ETF(a)	2,700	115,695
	Materials Select Sector SPDR Trust	3,200	128,192
	Pharmaceutical HOLDRs Trust	2,900	213,875
	PowerShares Aerospace & Defense Portfolio(c)	8,000	167,200
	PowerShares Dynamic Building & Construction(c)	19,300	332,925
	PowerShares Dynamic Insurance Portfolio	5,500	91,630
	PowerShares Dynamic Leisure & Entertainment Portfolio	16,300	244,500
	PowerShares Dynamic Media Portfolio(c)	17,500	231,875
	PowerShares Dynamic Retail Portfolio	10,700	168,632
	PowerShares Dynamic Semiconductors Portfolio(a)(c)	18,800	273,540
	PowerShares Listed Private Equity Portfolio(c)	7,600	162,716
	Retail HOLDRs Trust(c)	3,000	286,950
	Software HOLDRs Trust	3,200	128,544
	Technology Select Sector SPDR Fund	10,000	232,200
	Ultra Basic Materials ProShares	1,700	139,400
	Ultra Financials ProShares	6,200	248,062
	Ultra Oil & Gas ProShares	6,200	529,542
	Vanguard Consumer Discretionary ETF(c)	9,600	498,048
	Vanguard Financials ETF(c)	42,300	2,223,711
	Wireless HOLDRs Trust	600	38,748
	WisdomTree International Communications Sector Fund(c)	2,025	67,210

			13,776,698

1.14%	Taxable Fixed Income Closed-End Funds
	Advent/Claymore Convertible Securities & Income Fund	3,600	84,204

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	DWS Dreman Value Income Edge Fund(c)	14,000	$191,520

			275,724

	Total Exchange Traded / Closed-End Funds
	(Cost $27,142,248)		27,595,656

% of
Net Assets	Description	Contracts	Value

0.07%	PURCHASED OPTIONS (a)
	CBOE SPX Volatility Index:
	2/20/2008, Call @ $30	97	6,790
	2/20/2008, Call @ $35	330	6,600
	2/20/2008, Call @ $40	335	3,350
	Energy Select Sector SPDR, 2/16/2008, Call @ $83	62	186

	Total Purchased Options
	(Cost $61,251)		16,926

	Total Investments
118.38%	(Cost $28,107,437)		28,598,178
(18.38)%	Liabilities in excess of other assets		(4,441,154)

100.00%	NET ASSETS		$24,157,024

(a)	Non-income producing securities.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation		$1,033,378
Unrealized Depreciation		(785,452)

Net Unrealized Appreciation		$247,926

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT	Shares	Value

Consumer Staples Select Sector SPDR Fund	20,500	$556,575
iShares Lehman 1-3 Year Treasury Bond Fund	2,800	233,940
Market Vectors Gold Miners ETF	3,550	177,997
PowerShares Golden Dragon Halter USX China Portfolio	16,500	453,750
SPDR Trust Series 1	1,700	233,070
StreetTracks Gold Trust	2,400	219,456
Vanguard Emerging Markets ETF	24,300	2,291,490

Total Exchange Traded/Closed-End Funds Sold Short
(Proceeds $4,865,409)		$4,166,278

U.S TREASURY SECURITIES SOLD SHORT	Principal	Value

U.S. Treasury Bond, 5.00%, 5/15/2037	$990,000	$1,097,431
U.S. Treasury Note, 3.625%, 12/31/2012	140,000	145,491
U.S. Treasury Note, 4.25%, 11/15/2017	140,000	147,241

Total U.S. Treasury Securities Sold Short (Proceeds $1,394,944)		$1,390,163

				Unrealized
CURRENCY CONTRACTS	Local Currency	Market Value	Settlement Date	Gain/(Loss)

To Sell:
Swiss Franc	256,726	$237,658	2/08/08	$(5,537)
Japanese Yen	60,327,000	567,677	2/08/08	(15,283)
Singapore Dollars	332,166	234,589	2/11/08	(2,305)

				$(23,125)

				Unrealized
FUTURES CONTRACTS PURCHASED		Contracts	Notional Value	Gain/(Loss)

Amsterdam Exchanges Index, Feb 08, expires 2/16/2008		2	$ 262,367	$(13,631)
DJIA E-mini, Mar 08, expires 3/19/2008		4	252,280	6,541
Dow Jones EURO STOXX 50, Mar 08, expires 3/20/2008		39	2,214,592	55,660
Nasdaq 100 E-mini, Mar 07, expires 3/20/2008		16	591,280	13,916
OMXS 30 Index, Feb 08, expires 2/25/2008		43	640,575	14,085
Russell 2000 Mini, Mar 08, expires 3/20/2008		4	286,000	9,869
S&P 500 E-mini, Mar 08, expires 3/20/2008		5	344,900	30,574
WTI/Crude Oil Future, Mar 08, expires 2/21/2008		4	367,000	6,398

				$123,412

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Principal	Value

18.69%	CORPORATE BONDS
4.55%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011, Series 01-1(a)	$402,000	$383,929
	6.977%, 5/23/2021, Series 01-1(a)	970,547	888,050
	7.377%, 5/23/2019, Series 01-1(a)	811,089	734,035
	7.379%, 5/23/2016, Series 01-1(a)	592,599	543,710
	7.858%, 10/1/2011, Series 01-2(a)	100,000	103,157
	AMR Corp.:
	9.75%, 8/15/2021(a)	469,000	399,823
	9.88%, 6/15/2020(a)	343,000	284,690
	10.55%, 3/12/2021(a)	100,000	87,875
	Continental Airlines, Inc.:
	6.648%, 9/15/2017, Series 981A(a)	311,893	312,405
	6.703%, 6/15/2021, Series 01-1(a)	126,847	123,351
	6.748%, 3/15/2017, Series 981B(a)	334,731	316,320
	6.795%, 8/2/2018, Series 991B(a)	214,897	201,466
	6.954%, 8/2/2009, Series 991C(a)	63,872	62,754
	7.033%, 6/15/2011, Series 01-1(a)	211,838	201,246
	7.339%, 4/19/2014, Series C(a)	200,000	185,500
	7.461%, 4/1/2013, Series 971B(a)	86,565	81,371
	7.461%, 4/1/2015, Series 971A(a)	1,334,562	1,277,322
	7.566%, 3/15/2020, Series 99-2(a)	183,948	176,010
	8.388%, 11/1/2020, Series 00-1(a)	195,854	191,937
	8.56%, 7/2/2014, Series 962B(a)	82,441	79,556
	Delta Airlines:
	6.619%, 3/18/2011, Series 01-1(a)	343,855	338,697
	6.718%, 1/2/2023, Series 02-1(a)	792,502	817,919
	7.711%, 9/18/2011, Series 01-1(a)	925,000	877,873
	7.92%, 11/18/2010, Series 00-1(a)	700,000	680,159
	Northwest Airlines, Inc.:
	7.691%, 4/1/2017, Series 01-B(a)	483,316	456,734
	7.95%, 3/1/2015, Series 992B(a)	834,132	813,279
	Southwest Airlines Co.:
	6.65%, 8/1/2022, Series 07-1(a)	600,000	641,694
	7.22%, 7/1/2013, Series 95A3, Callable 3/17/2008 @100(a)	130,249	136,265
	United Airlines, Inc.:
	6.602%, 9/1/2013, Series 01-1(a)	256,872	255,588
	7.032%, 10/1/2010, Series 00-2(a)	532,666	532,208
	7.336%, 7/2/2019(a)(b)	1,010,000	939,300
	7.73%, 7/1/2010, Series 00-1(a)	530,659	530,780

			13,655,003

0.52%	Automotive
	Ford Motor Co.:
	7.40%, 11/1/2046(a)	850,000	586,500
	8.90%, 1/15/2032(a)	360,000	282,600
	General Motors, 9.40%, 7/15/2021(a)	800,000	702,000

			1,571,100

2.13%	Banks
	Bank of America Corp.:
	4.75%, 8/1/2015(a)	750,000	742,102
	5.30%, 3/15/2017(a)	1,000,000	996,957
	5.75%, 8/15/2016(a)	600,000	614,233
	Bank One Corp., 5.25%, 1/30/2013	1,000,000	1,023,073
	Wachovia Corp., 5.75%, 2/1/2018, Series G	3,000,000	3,016,962

			6,393,327

0.16%	Beverages
	Anheuser-Busch Cos., Inc., 4.50%, 4/1/2018	500,000	481,600

0.70%	Chemicals
	Dow Chemical Co., 6.00%, 10/1/2012	1,000,000	1,069,013

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	CORPORATE BONDS (Continued)
	Chemicals (Continued)
	E.I. Du Pont De Nemours, 5.25%, 12/15/2016	$1,000,000	$1,015,867

			2,084,880

0.35%	Entertainment
	Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,053,292

8.86%	Financial Services
	Bear, Stearns & Co., Inc.:
	5.55%, 1/22/2017(a)	1,575,000	1,382,543
	7.25%, 2/1/2018	3,000,000	3,009,387
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010(a)	450,000	457,730
	Citigroup, Inc., 5.50%, 2/15/2017(a)	975,000	975,715
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012(a)	80,000	85,895
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	1,000,000	961,535
	General Electric Capital Corp.:
	4.375%, 11/21/2011(a)	230,000	233,676
	5.00%, 1/8/2016(a)	500,000	509,382
	6.00%, 6/15/2012(a)	500,000	533,764
	6.875%, 11/15/2010(a)	250,000	271,445
	7.50%, 2/28/2011, Series EMTN	3,000,000	2,301,870
	8.125%, 5/15/2012(a)	2,000,000	2,314,086
	General Motors Acceptance Corp., LLC:
	5.85%, 1/14/2009(a)	1,115,000	1,084,747
	8.00%, 11/1/2031(a)	710,000	590,363
	General Motors Nova Finance, 6.85%, 10/15/2008(a)	700,000	696,500
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010(a)	80,000	81,694
	4.75%, 7/15/2013(a)	800,000	812,096
	5.25%, 4/1/2013(a)	300,000	311,165
	5.625%, 1/15/2017(a)	1,475,000	1,469,995
	HSBC Finance Corp., 5.875%, 2/1/2009(a)	80,000	81,579
	Lehman Brothers Holdings:
	5.625%, 1/24/2013	500,000	507,876
	6.50%, 7/19/2017(a)	1,175,000	1,204,653
	Merrill Lynch & Co., Inc.:
	5.45%, 2/5/2013, Series C	3,000,000	3,013,128
	5.70%, 5/2/2017(a)	1,000,000	967,676
	6.05%, 8/15/2012, Series C	800,000	834,623
	Morgan Stanley & Co., Inc., 5.55%, 4/27/2017, Series MTN(a)	1,000,000	999,450
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11(a)	910,000	870,120

			26,562,693

0.37%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 1/15/2013	1,000,000	1,018,626
	6.00%, 1/15/2012(a)	80,000	83,993

			1,102,619

1.05%	Transportation
	Burlington Northern Santa Fe Corp., 5.90%, 7/1/2012	3,000,000	3,154,392

	Total Corporate Bonds
	(Cost $56,487,009)		56,058,906

4.24%	COLLATERALIZED MORTGAGE OBLIGATIONS
4.24%	U.S. Government & Agency
	Federal Farm Credit Bank, 5.59%, 12/11/2012, Series
	2006-IAB3, Class 1(a)	1,111,844	1,112,644
	Federal Home Loan Bank, 4.72%, 9/20/2012(a)	1,163,460	1,170,790
	Federal Home Loan Mortgage Corp.:
	4.25%, 12/15/2014(a)	1,944,064	1,928,823

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	U.S. Government & Agency (Continued)
	5.25%, 8/15/2011, Series 3196, Class PA(a)	$666,650	$679,360
	5.50%, 2/15/2031, Series 3174, Class CB(a)	1,000,000	1,032,523
	5.75%, 12/15/2018, Series R009, Class AJ, REMIC(a)	3,808,606	3,904,819
	6.00%, 4/15/2018(a)	1,921,884	1,999,993
	Small Business Administration, 8.075%, 4/25/2019(a)(c)	836,907	884,116

			12,713,068

	Total Collateralized Mortgage Obligations
	(Cost $12,429,881)		12,713,068

0.32%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009(a)	100,000	101,081
	Federal Home Loan Bank:
	3.875%, 2/12/2010, Series RH10(a)	150,000	153,569
	4.375%, 3/17/2010(a)	150,000	155,299
	Federal Home Loan Mortgage Corp., 5.50%,
	7/18/2016(a)	500,000	548,857

	Total U.S. Government & Agency
	(Cost $906,877)		958,806

7.98%	FOREIGN BONDS
2.22%	Banks
	European Investment Bank, 4.50%, 1/14/2013(d)	1,000,000	1,967,682
	Inter-American Development Bank:
	6.00%, 12/15/2017, Series EMTN(d)	1,085,000	783,339
	6.25%, 6/22/2016(d)	1,000,000	734,286
	7.25%, 5/24/2012, Series INTL(d)	1,030,000	798,268
	KfW, 6.50%, 11/15/2011, Series EMTN(d)	3,118,000	2,353,334

			6,636,909

0.82%	Financial Services
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(d)	3,290,000	2,456,948

4.94%	Sovereign Bonds
	Bundesobligation, 3.50%, 10/14/2011, Series 149(d)	1,825,000	2,711,890
	Federal Republic of Brazil, 7.875%, 3/7/2015	475,000	544,350
	Gilt Edged Securities:
	4.00%, 9/7/2016(d)	1,560,000	3,002,124
	5.00%, 3/7/2008(d)	1,073,000	2,132,843
	New South Wales Treasury Corp.:
	7.00%, 12/1/2010, Series 10RG(d)	2,152,000	1,924,851
	8.00%, 3/1/2008, Series 08RG(d)	425,000	380,978
	5.50%, 8/1/2014, Series 14RG(d)	4,540,000	3,805,160
	New Zealand Government, 6.00%, 11/15/2011, Series 1111(d)	420,000	321,232

			14,823,428

	Total Foreign Bonds
	(Cost $21,902,486)		23,917,285

5.37%	MUNICIPAL BONDS
0.48%	Alabama
	Tuscaloosa, 4.375%, 7/1/2037, Series A, AMBAC, GO,
	Callable 1/1/2017 @ 100(a)	1,500,000	1,429,575

1.50%	California
	California State:
	4.25%, 12/1/2035, AMBAC, GO, Callable 12/1/2016 @ 100(a)	500,000	447,300
	4.50%, 8/1/2030, MBIA-IBC, GO, Callable 2/1/2017 @ 100(a)	1,000,000	949,770
	4.50%, 8/1/2030, GO, Callable 2/1/2017 @ 100(a)	3,135,000	2,985,743
	Howell Mountain Elementary School District Election:
	Zero Coupon, 8/1/2028, GO(a)	190,000	73,199

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	California (Continued)
	Zero Coupon, 8/1/2029, GO(a)	$150,000	$54,127

			4,510,139

0.39%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/1/2037,
	AMBAC, Revenue, Callable 12/1/2017 @ 100(a)	1,275,000	1,172,439

0.85%	Illinois
	Regional Transportation Authority, 4.50%, 7/1/2035,
	Series A, MBIA, Revenue, Callable 7/1/2016 @ 100(a)	1,950,000	1,858,409
	University of Illinois, 4.50%, 4/1/2036, MBIA, Revenue,
	Callable 4/1/2016 @ 100(a)	735,000	706,592

			2,565,001

0.58%	Massachusetts
	Massachusetts Water Resources Authority, 4.375%,
	8/1/2032, Series A, FSA, Revenue, Callable 2/1/2017 @ 100(a)	1,785,000	1,726,345

0.41%	Nebraska
	Lincoln Nebraska Electric System, 4.25%, 9/1/2029,
	Series A, FGIC, Revenue, Callable 9/1/2017 @ 100(a)	1,330,000	1,240,810

0.33%	Nevada
	Clark County, 4.75%, 11/1/2035, FGIC, GO, Callable
	5/1/2016 @ 100(a)	1,000,000	983,270

0.08%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/1/2030,
	Series B, FSA State Aid Withholding, GO(a)	690,000	228,487

0.75%	Texas
	Anna Independent School District, 4.50%, 8/15/2035,
	PSF-G, GO, Callable 8/15/2017 @ 100(a)	1,335,000	1,291,986
	Red Oak Independent School District, 4.50%, 8/15/2038,
	PSF-G, GO, Callable 8/15/2017 @ 100(a)	500,000	482,300
	Texas State, 4.50%, 4/1/2033, GO, Callable 4/1/2017 @ 100(a)	500,000	481,025

			2,255,311

	Total Municipal Bonds
	(Cost $15,826,218)		16,111,377

2.29%	TAXABLE MUNICIPAL BONDS
0.06%	Alabama
	City of Alabaster, 5.34%, 4/1/2017, Series A, XLCA,
	GO, Callable 4/1/2015 @ 100(a)	170,000	172,003

0.59%	California
	Los Angeles County Pension Obligation, Zero Coupon,
	6/30/2008, Series C, MBIA, Revenue(a)	135,000	132,980
	Solano County, 5.14%, 1/15/2014, Revenue(a)	1,280,000	1,320,256
	Thousand Oaks Redevelopment Agency, 5.00%,
	12/1/2009, Series B, AMBAC, Tax Allocation(a)	250,000	254,910

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	TAXABLE MUNICIPAL BONDS (Continued)
	California (Continued)
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012,
	FGIC, Tax Allocation(a)	$60,000	$62,067

			1,770,213

0.09%	Georgia
	College Park Business & Industrial Development
	Authority, 5.75%, 9/1/2015, Revenue(a)	250,000	267,867

0.06%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office
	Building Authority, 3.00%, 7/1/2008, Revenue(a)	165,000	164,386

0.09%	Maine
	City of Auburn, 5.125%, 8/1/2011, GO(a)	275,000	278,327

0.01%	New Jersey
	Orange Township, 5.17%, 12/1/2011, Series C, FSA, GO(a)	35,000	36,588

0.05%	North Carolina
	Charlotte Airport, 4.05%, 7/1/2009, Series C, Revenue(a)	150,000	150,566

1.09%	Pennsylvania
	Beaver County, 5.00%, 12/15/2011, FSA, GO(a)	60,000	62,168
	Commonwealth Funding Authority, 5.30%, 6/1/2017, MBIA, Revenue(a)	2,880,000	2,934,950
	Duquesne, 5.00%, 12/15/2013, Series B, FSA, GO(a)	170,000	176,010
	Washington, 5.40%, 9/1/2008, Series A, FGIC, GO(a)	100,000	100,770

			3,273,898

0.11%	South Carolina
	Richland Lexington Airport District, 6.59%, 1/1/2017,
	FSA, Revenue(a)	300,000	328,623

0.14%	Tennessee
	Alcoa, 5.55%, 6/1/2020, AMBAC, GO, Callable 6/1/2015 @ 100(a)	400,000	410,808

	Total Taxable Municipal Bonds
	(Cost $6,605,790)		6,853,279

% of
Net Assets	Description	Shares	Value

5.50%	PREFERRED STOCKS
0.59%	Banks
	BAC Capital Trust I, 7.00%, Callable 2/29/2008 @ $25	2,302	57,320
	Bank of America Corp., 7.25%, Series J, Callable 11/1/2012 @ $25	61,680	1,603,680
	Bank One Capital Trust VI, 7.20%, Callable 3/27/2008 @ $25	2,862	71,807
	Wells Fargo Capital Trust IV, 7.00%, Callable 3/17/2008 @ $25	1,165	29,195

			1,762,002

3.83%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 3/12/2008 @ $25	63,150	1,573,067
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	68,675	1,634,465
	Citigroup Capital VII, 7.125%, Callable 3/17/2008 @ $25	2,098	52,135
	Citigroup Capital VIII, 6.95%, Callable 3/17/2008 @ $25	1,168	28,184
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25	60,710	1,611,243
	Countrywide Capital IV, 6.75%, Callable 4/11/2008 @ $25	94,059	1,599,003
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	43,300	739,564
	GMAC LLC, 7.375%, Callable 12/16/2009 @ $25	83,890	1,585,521

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	PREFERRED STOCKS (Continued)
	Financial Services (Continued)
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable
	3/30/2008 @ $25	66,174	$1,622,586
	Merrill Lynch Preferred Capital Trust IV, 7.125%,
	Callable 6/30/2008 @ $25	1,320	32,670
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable
	3/22/2010 @ $25	50,175	1,027,584

			11,506,022

0.02%	Telecommunications
	US Cellular Corp., 8.75%, Callable 3/17/2008 @ $25	2,526	63,201

1.06%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	60,330	1,593,919
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	59,000	1,584,150

			3,178,069

	Total Preferred Stocks
	(Cost $16,368,889)		16,509,294

	EXCHANGE TRADED / CLOSED-END
57.59%	FUNDS
4.11%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	64,386	907,199
	BlackRock Preferred & Equity Advantage Trust	57,925	1,060,607
	Chartwell Dividend & Income Fund, Inc.	138,961	1,011,636
	Dreman/Claymore Dividend & Income Fund	41,672	685,504
	John Hancock Patriot Premium Dividend Fund II(e)	680,705	6,970,419
	LMP Capital and Income Fund, Inc.(e)	75,646	1,326,074
	Seligman Lasalle International Real Estate Fund, Inc.	14,090	231,217
	TCW Strategic Income Fund, Inc.	34,700	135,677

			12,328,333

0.55%	Equity Closed-End Funds
	Cohen & Steers Closed-End Opportunity Fund, Inc.	35,198	575,487
	RMR Hospitality & Real Estate Fund	22,747	337,793
	RMR Real Estate Fund	27,029	313,537
	Tri-Continental Corp.	22,155	431,358

			1,658,175

3.77%	Equity Exchange-Traded Funds
	iShares Cohen & Steers Realty Majors Index Fund	114,454	8,960,604
	iShares Dow Jones U.S. Real Estate Index Fund	12,462	813,769
	PowerShares Financial Preferred Portfolio	65,957	1,519,649

			11,294,022

4.57%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal Income Trust	5,276	71,226
	BlackRock Florida Municipal 2020 Term Trust	2,522	33,820
	BlackRock Long-Term Municipal Advantage Trust	20,468	250,324
	BlackRock MuniHoldings California Insured Fund, Inc.	14,500	192,560
	BlackRock MuniHoldings Florida Insured Fund	80,233	1,039,820
	BlackRock MuniHoldings Insured Fund II, Inc.	10,115	125,123
	BlackRock MuniHoldings Insured Fund, Inc.	36,807	455,671
	BlackRock MuniHoldings New York Insured Fund, Inc.	3,195	42,462
	BlackRock MuniYield Florida Fund	13,075	171,021
	BlackRock MuniYield Florida Insured Fund	30,815	395,356
	BlackRock MuniYield Michigan Insured Fund, Inc.	30,800	425,964
	BlackRock MuniYield Pennsylvania Insured Fund	21,884	307,251
	BlackRock MuniYield Quality Fund II	40,340	481,660
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	8,211	112,080
	DTF Tax Free Income, Inc.	11,244	162,476
	DWS Municipal Income Trust	21,420	237,119
	Eaton Vance Insured Municipal Bond Fund II	2,878	42,076

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Eaton Vance Massachusetts Municipal Income Fund	2,624	$35,214
	Eaton Vance New Jersey Municipal Income Trust	4,727	63,389
	Insured Municipal Income Fund	14,856	193,277
	Investment Grade Municipal Income Fund	17,847	238,971
	MBIA Capital/Claymore Managed Duration Investment
	Grade Municipal Fund	26,564	338,160
	Neuberger Berman Intermediate Municipal Fund, Inc.	36,235	494,970
	Nuveen Arizona Premium Income Municipal Fund	2,954	38,668
	Nuveen California Dividend Advantage Municipal Fund	21,264	304,500
	Nuveen California Dividend Advantage Municipal Fund II	4,225	58,263
	Nuveen California Investment Quality Municipal	6,360	89,358
	Nuveen California Municipal Market Opportunity Fund	2,963	41,393
	Nuveen California Premium Income Municipal Fund	4,416	58,600
	Nuveen California Select Quality Municipal Fund	4,667	65,058
	Nuveen Florida Investment Quality Municipal Fund	9,668	128,101
	Nuveen Florida Quality Income Municipal Fund	19,102	257,686
	Nuveen Georgia Premium Income Municipal Fund	7,680	103,142
	Nuveen Insured California Premium Income Municipal Fund II	19,837	270,775
	Nuveen Insured Florida Premium Income Municipal Fund	34,322	469,868
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,408	18,543
	Nuveen Insured Premium Income Municipal Fund	39,650	497,608
	Nuveen Insured Quality Municipal Fund, Inc.	23,539	334,489
	Nuveen Maryland Dividend Advantage Municipal Fund	3,053	42,589
	Nuveen Maryland Dividend Advantage Municipal Fund III	896	11,827
	Nuveen Maryland Premium Income Municipal Fund	11,478	154,723
	Nuveen Michigan Premium Income Municipal Fund	7,587	101,135
	Nuveen Michigan Quality Income Municipal Fund	21,461	292,084
	Nuveen New Jersey Dividend Advantage Municipal Fund	28,616	385,458
	Nuveen New Jersey Investment Quality Municipal Fund	14,858	202,812
	Nuveen New York Performance Plus Municipal Fund	4,069	58,268
	Nuveen New York Quality Income Municipal Fund	35,746	480,784
	Nuveen North Carolina Premium Income Municipal Fund	24,604	331,908
	Nuveen Ohio Dividend Advantage Municipal Fund	6,358	86,850
	Nuveen Pennsylvania Investment Quality Municipal Fund	17,634	239,470
	Nuveen Pennsylvania Premium Income Municipal Fund II	16,506	211,442
	Nuveen Performance Plus Municipal Fund	19,020	263,617
	Nuveen Premier Insured Municipal Income Fund, Inc.	30,852	417,119
	Nuveen Premium Income Municipal Fund IV	25,175	301,848
	Nuveen Texas Quality Income Municipal Fund	3,000	41,010
	Nuveen Virginia Premium Income Municipal Fund	13,094	184,102
	PIMCO New York Municipal Income Fund III	5,010	67,685
	Putnam Investment Grade Municipal Trust	12,155	118,754
	Putnam Municipal Bond Fund	12,718	152,743
	Putnam Municipal Opportunities Trust	49,755	577,656
	Seligman Select Municipal Fund, Inc.	32,500	329,875

			13,699,801

44.59%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	130,283	1,166,033
	Aberdeen Asia-Pacific Income Fund, Inc.	279,826	1,687,351
	Aberdeen Global Income Fund, Inc.	74,465	914,430
	ACM Managed Dollar Income Fund	33,883	245,652
	Advent/Claymore Convertible Securities & Income Fund	66,996	1,567,036
	Alliance World Dollar Government Fund II	13,890	183,348
	AllianceBernstein Income Fund(e)	667,404	5,612,868
	American Income Fund, Inc.	3,550	28,720
	BlackRock Core Bond Trust(e)	410,029	5,141,764
	BlackRock Corporate High Yield Fund III, Inc.	41,440	292,152
	BlackRock Corporate High Yield Fund V, Inc.	58,848	693,229

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	BlackRock Corporate High Yield Fund, Inc.	11,827	$83,144
	BlackRock Floating Rate Income Strategies Fund II	76,994	1,188,787
	BlackRock High Income Shares	243,915	517,100
	BlackRock High Yield Trust	134,773	892,197
	BlackRock Income Trust(e)	1,078,143	6,210,104
	BlackRock Limited Duration Income Trust	42,535	705,230
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	52,782	909,962
	BlackRock Preferred Income Strategies Fund, Inc.(e)	62,886	1,096,103
	BlackRock Strategic Bond Trust	90,885	1,085,167
	Castle Convertible Fund, Inc.	51,902	1,152,224
	Credit Suisse High Yield Bond Fund	100,699	340,363
	Dreyfus High Yield Strategies Fund(e)	783,748	2,993,917
	Duff & Phelps Utility & Corporate Bond Trust, Inc.(e)	505,783	5,629,365
	DWS Dreman Value Income Edge Fund	21,300	291,384
	DWS Global High Income Fund, Inc.	64,634	562,316
	DWS Strategic Income Trust	35,480	421,502
	Eaton Vance Limited Duration Income Fund	55,517	872,172
	Eaton Vance Short Duration Diversified Income Fund	71,770	1,215,066
	Ellsworth Fund Ltd.	86,486	698,807
	Evergreen Income Advantage Fund	56,603	663,953
	Evergreen Multi-Sector Income Fund	51,951	836,931
	First Trust/FIDAC Mortgage Income Fund	47,318	793,996
	First Trust/Four Corners Senior Floating Rate Income Fund	38,556	572,171
	First Trust/Four Corners Senior Floating Rate Income Fund II	100,171	1,505,570
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(e)	238,905	4,262,065
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(e)	135,912	2,442,339
	Franklin Templeton Limited Duration Income Trust	100,617	1,210,423
	Global Income & Currency Fund	2,872	51,064
	Global Income Fund, Inc.	37,300	149,573
	High Yield Plus Fund, Inc. (The)	220,097	675,698
	Hyperion Strategic Mortgage Income Fund, Inc.	70,810	698,187
	Hyperion Total Return Fund	61,025	450,975
	ING Prime Rate Trust	72,679	441,162
	John Hancock Income Securities Trust Fund	7,474	102,319
	MFS Charter Income Trust(e)	1,015,937	8,635,464
	MFS Government Markets Income Trust	104,519	731,633
	MFS InterMarket Income Trust I	67,204	556,449
	MFS Intermediate Income Trust(e)	1,914,463	12,195,129
	MFS Multimarket Income Trust(e)	803,831	4,758,680
	Montgomery Street Income Securities, Inc.	25,689	436,713
	Morgan Stanley Emerging Markets Debt Fund, Inc.(e)	308,212	3,088,284
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	34,775	625,950
	Morgan Stanley Global Opportunity Bond Fund, Inc.	52,462	379,300
	Morgan Stanley High Yield Fund, Inc.	109,545	636,456
	Morgan Stanley Income Securities, Inc.	5,561	87,308
	Nuveen Multi-Strategy Income & Growth Fund(e)	260,760	3,001,348
	Nuveen Multi-Strategy Income & Growth Fund II(e)	390,905	4,495,407
	Nuveen Tax-Advantaged Floating Rate Fund	95,070	1,116,122
	Pacholder High Yield Fund, Inc.	9,177	74,242
	PCM Fund, Inc.	124,146	1,294,843
	Prospect Street High Income Portfolio, Inc.	345,959	916,791
	Putnam High Income Securities Fund	11,885	94,842
	Putnam Master Intermediate Income Trust	233,501	1,492,071
	Putnam Premier Income Trust(e)	1,193,401	7,518,426
	Transamerica Income Shares, Inc.	86,878	1,681,958
	Van Kampen Bond Fund	71,220	1,257,033
	Van Kampen Dynamic Credit Opportunities Fund	8,605	136,819

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset Emerging Markets Debt Fund, Inc.(e)	322,002	$5,899,077
	Western Asset Emerging Markets Floating Rate Fund, Inc.	26,905	312,367
	Western Asset Emerging Markets Income Fund II, Inc.	58,185	759,896
	Western Asset Global High Income Fund, Inc.	66,986	810,531
	Western Asset High Income Fund II, Inc.	125,054	1,241,786
	Western Asset High Income Opportunity Fund, Inc.	272,370	1,631,496
	Western Asset Inflation Management Fund, Inc.	170,759	2,940,470
	Western Asset Managed High Income Fund, Inc.	263,196	1,529,169
	Western Asset Variable Rate Strategic Fund, Inc.	54,091	871,406
	Western Asset Worldwide Income Fund, Inc.	113,343	1,499,528
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund II(e)	143,345	1,761,710

			133,722,623

	Total Exchange Traded / Closed-End Funds
	(Cost $173,467,732)		172,702,954

% of
Net Assets	Description	Contracts	Value

0.15%	PURCHASED OPTIONS (f)
	CBOE SPX Volatility Index:
	2/20/2008, Call @ $30	1,342	93,940
	2/20/2008, Call @ $35	4,058	81,160
	2/20/2008, Call @ $40	4,409	44,090
	Financial Select Sector SPDR, 2/16/2008, Put @ $27	8,358	234,024

	Total Purchased Options
	(Cost $940,905)		453,214

% of
Net Assets	Description	Shares	Value

8.11%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 4.10%, 2/1/2008	24,325,462	24,325,462

	Total Investments
110.24%	(Cost $329,261,249)		330,603,645
(10.24)%	Liabilities in excess of other assets		(30,714,305)

100.00%	NET ASSETS		$299,889,340

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(e)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(f)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PSF-G	Public School Fund Guaranteed
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation		$5,020,964
Unrealized Depreciation		(6,116,922)

Net Unrealized Depreciation		$(1,095,958)

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT	Shares	Value

iShares Lehman TIPS Bond Fund	44,000	$4,819,320
iShares Lehman 1-3 Year Treasury Bond Fund	111,082	9,280,901

Total Exchange Traded/Closed-End Funds Sold Short
(Proceeds $13,783,721)		$14,100,221

U.S TREASURY SECURITIES SOLD SHORT	Principal	Value

U.S. Treasury Note, 3.875%, 10/31/2012	$4,500,000	$4,723,947

Total U.S. Treasury Securities Sold Short (Proceeds $4,593,687)		$4,723,947

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

CURRENCY CONTRACTS
To Buy:
Australia Dollar	2,808,358	$2,514,224	2/08/08	$14,224
Canadian Dollar	3,566,850	3,552,659	2/08/08	52,659
Euro	7,171,854	10,658,825	2/08/08	58,825
British Sterling Pound	1,074,114	2,134,664	2/08/08	34,664
Japanese Yen	706,160,000	6,664,971	2/08/08	144,971
New Zealand Dollar	3,262,956	2,569,891	2/08/08	19,890

				$325,233

To Sell:
Australia Dollar	11,037,887	9,881,832	2/08/08	(94,949)
Canadian Dollar	5,301,786	5,280,692	2/08/08	(57,163)
Euro	12,567,436	18,677,752	2/08/08	(134,535)
British Sterling Pound	5,176,056	10,286,750	2/08/08	(155,055)
Japanese Yen	1,062,430,250	9,997,476	2/08/08	(258,737)
New Zealand Dollar	17,180,204	13,531,057	2/08/08	(176,128)

				$(876,567)

			Unrealized
	Contracts	Notional Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Euro-Bund, Mar 08, expires 3/6/2008	22	$ 3,816,120	$35,837

FUTURES CONTRACTS SOLD SHORT
90 Day Eurodollar, Jun 08, expires 6/16/2008	125	30,471,875	(16,068)
90 Day Eurodollar, Dec 08, expires 12/15/2008	64	15,589,600	14,102
Gold 100 Oz Future, Apr 08, expires 4/30/2008	32	2,969,600	10,139
S&P 500 E-mini, expires 3/20/2008	57	3,931,860	(119,723)
U.S. 2 Year Bond, Mar 08, expires 3/31/2008	283	60,340,906	(110,579)
U.S. 5 Year Note, Mar 08, expires 3/31/2008	186	21,018,000	38,334
U.S. 10 Year Note, Mar 08, expires 3/31/2008	93	10,854,844	4,104
U.S. Long Bond, Mar 08, expires 3/19/2008	66	7,874,625	(46,418)

			$(226,109)

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

CREDIT DEFAULT SWAP

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX Emerging Market Index, Series 7	$(7,500,000)	Buy	1.25%	6/20/2012	$210,931
CDX, North American High Yield, Series 9	(50,000,000)	Buy	3.75%	12/20/2012	4,312,500

					$4,523,431

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Principal	Value

64.54%	MUNICIPAL BONDS
1.69%	Alabama
	Alabama Agriculture & Mechanical, 5.00%, 11/1/2017,
	AMBAC, Revenue, Callable 5/1/2017 @ 100(f)	$1,900,000	$2,051,544
	Alabama State Federal Highway Finance Authority,
	5.00%, 3/1/2017, Series A, MBIA, Revenue, Callable
	3/1/2012 @ 100(f)	275,000	292,025
	Birmingham Jefferson Civic Center Authority, 4.125%,
	7/1/2017, Series A, AMBAC, Special Tax, Callable
	7/1/2008 @ 100	100,000	100,200

			2,443,769

3.49%	Arizona
	Arizona State University, 2.65%, 7/1/2034, Series A,
	AMBAC, SPA-Bank of America N.A., Revenue(a)(f)	1,500,000	1,500,000
	Mesa AZ, 5.00%, 7/1/2009, FGIC, GO	1,000,000	1,037,250
	Mesa Industrial Development Authority, 3.20%,
	1/1/2029, Series B, MBIA, SPA-JP Morgan Chase
	Bank, Revenue(a)	2,500,000	2,500,000

			5,037,250

0.17%	Arkansas
	Arkansas Development Finance Authority, 5.00%,
	11/1/2014, Series B, FSA, Revenue(f)	220,000	246,085

5.05%	California
	Antioch California Union School District, 4.25%,
	9/1/2021, COP, FGIC, Callable 9/1/2015 @ 100(f)	685,000	673,876
	Bay Area Toll Authority Toll Bridge, Revenue, 2.50%,
	4/1/2045, Series D-1, XLCA, SPA-Dexia Credit Local,
	Revenue(a)	2,500,000	2,500,000
	Berryessa Union School District, 4.75%, 8/1/2016, Series
	B, FSA, GO, Callable 8/1/2011 @ 101	100,000	106,520
	California State, 4.50%, 8/1/2026, GO, Callable
	2/01/2017 @ 100(f)	1,350,000	1,308,771
	Chabot-Las Positas Community College District, Zero
	Coupon, 8/1/2014, AMBAC, GO(f)	500,000	398,435
	Oakland Redevelopment Agency, 5.50%, 2/1/2014,
	AMBAC, Tax Allocation	145,000	157,754
	San Jose, California Parks & Public Safety, 4.00%,
	9/1/2019, GO, Callable 9/1/2015 @ 100(f)	1,050,000	1,066,453
	University of California Revenue, 5.00%, 5/15/2020,
	Series B, AMBAC, Revenue, Callable 5/15/2013 @100	1,000,000	1,063,730

			7,275,539

3.67%	Colorado
	Adams County School District Number 14, 5.00%,
	12/1/2015, MBIA State Aid Withholding, GO	425,000	476,612
	Arkansas River Power Authority, 5.25%, 10/1/2016,
	XLCA, Revenue(f)	300,000	333,687
	Colorado Department of Transportation Revenue, 5.50%,
	6/15/2014, Series A, MBIA, Revenue, Prerefunded
	6/15/2011 @ 101	1,165,000	1,290,074
	Colorado Health Facilities Authority, 2.65%, 5/15/2020,
	MBIA, SPA-Dexia Bank, Revenue(a)	2,500,000	2,500,000
	Douglas County School District No. RE1 Douglas &
	Elber Counties, 7.00%, 12/15/2012, MBIA State Aid
	Withholding, GO(f)	585,000	694,746

			5,295,119

1.73%	Connecticut
	Connecticut Housing Finance Authority, 2.30%,
	11/15/2034, Series B-1, AMBAC GO of Authority,
	SPA-Depfa Bank PLC, Revenue(a)	2,500,000	2,500,000

3.14%	Florida
	Dunedin Utility System, 6.25%, 10/1/2011, FGIC,
	Revenue	50,000	56,174

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Florida (Continued)
	Lakeland, Florida Energy System, 5.00%, 10/1/2024,
	Revenue, Callable 10/1/2016 @ 100(f)	$1,045,000	$1,076,768
	Nassau County Public Improvement, 5.00%, 5/1/2021,
	MBIA, Revenue(f)	1,260,000	1,393,925
	North Broward Hospital District, 5.13%, 1/15/2027,
	MBIA, SPA-Wachovia Bank NA., Revenue(a)	2,000,000	2,000,000

			4,526,867

1.04%	Georgia
	Atlanta Downtown Development Authority, 2.63%,
	10/1/2016, AMBAC, Revenue(a)(f)	1,500,000	1,500,000
	Fulton County, Georgia Development Authority, Zero
	Coupon, 5/1/2033(b)	105,000	5,775

			1,505,775

5.21%	Illinois
	Chicago O’Hare International Airport:
	4.00%, 1/1/2012, Series A, FSA, Revenue	500,000	522,420
	5.25%, 1/1/2016, Series B, MBIA, Revenue(f)	260,000	289,468
	City of Bellwood, 4.45%, 12/1/2020, Series B, MBIA,
	GO, Callable 12/1/2015 @ 100	100,000	103,332
	City of Oak Park, Zero Coupon, 11/1/2013, Series B, GO,
	Callable 11/1/2012 @ 100(f)	500,000	412,275
	City of Orland Park, 4.125%, 12/1/2018, XCLA, GO,
	Callable 12/1/2014 @ 100(f)	260,000	266,440
	Cook County Community School District No. 97 Oak
	Park, 9.00%, 12/1/2015, Series B, FGIC, GO(f)	300,000	413,271
	Cook County High School District No. 209 Proviso
	Township, 4.00%, 12/1/2009, FSA, GO	1,000,000	1,032,500
	Cook County School District No. 100, 8.10%, 12/1/2015,
	FSA, GO, ETM(f)	300,000	404,703
	Illinois State, 5.00%, 4/1/2015, AMBAC, GO	1,500,000	1,675,455
	Jackson & Williamson Counties Community High School
	District No. 165, 7.50%, 12/1/2009, AMBAC, GO(c)	250,000	272,823
	Metropolitan Pier & Exposition Authority Dedicated
	State Tax Revenue, 5.375%, 6/1/2013, FGIC, Revenue	1,260,000	1,401,548
	Peoria Public Building Commission School District
	Facilities Revenue, 5.00%, 12/1/2010, FGIC, Revenue	500,000	533,980
	Winnebago County, 4.25%, 12/30/2013, MBIA, GO	175,000	186,456

			7,514,671

2.43%	Indiana
	Decatur Township Marion County Multi-School Building
	Corp., 5.00%, 7/15/2015, Series B, FSA State Aid
	Withholding, Revenue(f)	605,000	679,173
	Greenfield Central Community Building Corp., 2.80%,
	7/15/2008, FSA, Revenue	100,000	100,360
	Hammond Local Public Improvement Bond Bank, 4.50%,
	8/15/2017, Series A, XLCA, Revenue, Callable
	8/15/2011 @ 100(f)	895,000	923,550
	Hammond Public Library Leasing Corp., 5.00%,
	7/10/2014, XLCA, Revenue(f)	410,000	452,578
	Indiana State Fair Common Fairgrounds, 4.20%,
	1/1/2014, Revenue, AMBAC, Callable 1/1/2013 @ 100(f)	390,000	409,013
	Indiana Transportation Finance Authority, 5.50%,
	12/1/2015, Series C, FGIC, Revenue(f)	585,000	670,890

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Indiana (Continued)
	Randolph Central School Building Corp., 4.75%,
	7/15/2011, FSA State Aid Withholding, Revenue(f)	$250,000	$270,168

			3,505,732

0.47%	Iowa
	Sioux City Community School District School
	Infrastructure, 4.00%, 10/1/2015, Series B, CIFG,
	Revenue, Callable 10/1/2014 @ 100(f)	650,000	681,324

0.78%	Kansas
	Miami County Unified School District No. 416, 5.00%,
	9/1/2016, MBIA, GO(f)	1,000,000	1,120,460

0.81%	Louisiana
	Louisiana State:(f)
	5.00%, 8/1/2012, Series A, MBIA, GO	350,000	383,197
	5.00%, 7/15/2015, Series B, CIFG, GO	500,000	556,040
	5.25%, 10/15/2015, Series A, AMBAC, GO, Callable 10/15/2014 @ 100	200,000	224,906

			1,164,143

0.31%	Michigan
	City of Detroit, 5.00%, 4/1/2012, Series C, FSA, GO	50,000	54,470
	Plymouth-Canton Community School District, 5.25%,
	5/1/2015, Q-SBLF, GO, Callable 5/1/2013 @ 100(f)	350,000	386,827

			441,297

0.32%	Mississippi
	Itawamba Community College District, 5.00%, 2/1/2011,
	XLCA-ICR, GO	50,000	53,415
	Mississippi State:
	6.00%, 9/1/2011, FSA, GO(f)	265,000	296,887
	4.25%, 8/1/2016, GO, Callable 8/1/2013 @ 100	100,000	104,274

			454,576

1.10%	Missouri
	Joint Municipal Electric Utility Commission Power
	Project, 5.00%, 1/1/2015, MBIA, Revenue(f)	620,000	669,092
	St. Louis Airport, 5.00%, 7/1/2015, Series A, FSA,
	Revenue(f)	825,000	910,750

			1,579,842

1.61%	Nevada
	Clark County, 4.50%, 6/1/2018, FSA, GO, Callable
	6/1/2016 @ 100(f)	275,000	294,283
	North Las Vegas Local Improvement, 4.125%,
	12/1/2014, AMBAC, Special Assessment(f)	270,000	285,698
	Truckee Meadows Water Authority, 5.25%, 7/1/2034,
	Series A, FSA, Revenue, Callable 7/1/2011 @ 100(f)	340,000	371,032
	Washoe County School District, 5.25%, 6/1/2014, FGIC, GO(f)	1,000,000	1,119,490
	Water Pollution Control, 3.25%, 8/1/2010, FSA, GO(f)	250,000	255,470

			2,325,973

2.02%	New Jersey
	City of Clifton, 4.25%, 8/1/2017, CIFG, GO, Callable
	7/1/2011 @ 100(f)	560,000	594,843
	New Jersey State Educational Facilities Authority
	Revenue:
	4.25%, 3/1/2012, Series A, Revenue, Callable 3/1/2011 @ 100(f)	300,000	313,527
	5.08%, 7/1/2029, Series A, AMBAC, SPA-Bank of Nova Scotia, Revenue(a)	2,000,000	2,000,000

			2,908,370

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
0.36%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax
	Revenue, 4.625%, 6/1/2017, MBIA, Revenue, Callable 6/1/2010 @ 100	$510,000	$515,508

2.60%	New York
	City of New York, 3.90%, 9/1/2016, Series F-1, GO,
	Callable 9/1/2015 @ 100	100,000	102,304
	City of Utica Public Improvement, 4.75%, 4/1/2015,
	FSA, GO(f)	335,000	371,123
	Erie County Public Improvement, 5.00%, 12/1/2015,
	Series A, MBIA, GO	100,000	111,413
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010, Series C, Revenue	50,000	49,994
	New York City Transit Finance Authority, 5.50%,
	5/1/2025, Revenue, Prerefunded 5/1/2009 @ 101(f)	300,000	316,236
	New York Local Government Assistance Corp., 2.35%,
	4/1/2021, Series A-BV, FGIC GO of Corp, SPA-Dexia
	Credit Local, Revenue(a)	2,500,000	2,500,000
	Troy Industrial Development Authority Civic Facility,
	4.05%, 4/1/2037, Revenue, Callable 9/1/2011 @ 100(a)(f)	290,000	302,035

			3,753,105

1.38%	North Carolina
	Charlotte-Mecklenburg Hospital Authority Health Care
	System, 2.13%, 1/15/2043, Series D, FSA, SPA-Dexia
	Credit Local, Revenue(a)(f)	1,500,000	1,500,000
	North Carolina Eastern Municipal Power Agency Power
	System, 5.00%, 1/1/2017, Series A, Revenue, ETM(f)	435,000	488,492

			1,988,492

2.82%	Ohio
	City of Cleveland Various Purpose, 5.50%, 12/1/2013,
	MBIA, GO, Callable 12/1/2012 @ 100(f)	570,000	635,675
	Cleveland Waterworks Revenue, 2.35%, 1/1/2033, Series
	L, FGIC, SPA-Westdeutsche Landesbank, Revenue(a)	2,750,000	2,750,000
	Ohio State, 5.00%, 9/15/2018, Series A, GO, Callable
	3/15/2015 @ 100	625,000	685,194

			4,070,869

1.99%	Oklahoma
	Tulsa County Public Facilities Authority, 6.95%,
	11/1/2011, Revenue, Callable 11/1/2009 @ 102(f)	1,670,000	1,807,408
	University of Oklahoma, 5.00%, 7/1/2023, Series A,
	FGIC, Revenue, Callable 7/1/2016 @ 100	1,000,000	1,057,580

			2,864,988

1.95%	Pennsylvania
	Philadelphia Authority for Industrial Development,
	5.00%, 12/1/2016, FGIC, Revenue(f)	500,000	551,290
	St. Clair Area School District, 2.15%, 11/15/2008, FGIC
	State Aid Withholding, GO(f)	235,000	235,068
	Westmoreland County Municipal Authority, 5.00%,
	8/15/2008, FGIC, Revenue	2,000,000	2,030,160

			2,816,518

0.34%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation
	Authority, 5.50%, 7/1/2016, Series AA, FGIC,
	Revenue(f)	445,000	493,910

1.40%	South Carolina
	Beaufort County, 8.00%, 3/1/2016, MBIA State Aid
	Withholding, GO(f)	850,000	1,120,436
	State Highway, 3.00%, 8/1/2020, Series A, GO, Callable
	5/1/2015 @ 100(f)	1,000,000	896,050

			2,016,486

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
10.98%	Texas
	Aledo Independent School District, 5.00%, 2/15/2016,
	Series A, PSF-G, GO, Callable 2/15/2015 @ 100(f)	$530,000	$587,500
	Arlington Independent School District, 5.00%, 2/15/2013,
	PSF-G, GO(f)	1,000,000	1,099,550
	Austin, Texas Water & Wastewater System:(f)
	5.00%, 11/15/2018, MBIA, Revenue	600,000	668,778
	5.00%, 11/15/2021, AMBAC, Revenue	750,000	811,942
	Birdville Independent School District, Zero Coupon,
	2/15/2012, PSF-G, GO(f)	465,000	413,590
	Brazoria County Municipal Utility District No. 26,
	4.60%, 9/1/2028, FGIC, GO, Callable 9/01/2013 @100	100,000	98,817
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018, MBIA,
	Revenue, Callable 7/1/2014 @ 100	90,000	92,487
	Cedar Park, 5.00%, 2/15/2016, MBIA, GO(f)	500,000	545,830
	City of Corsicana, 4.00%, 2/15/2010, XLCA, GO(f)	300,000	309,444
	City of Midlothian, 5.50%, 8/15/2013, MBIA, GO	175,000	198,083
	City of Rowlett, 4.50%, 2/15/2014, MBIA, GO(f)	715,000	772,915
	City of San Marcos, 4.45%, 8/15/2021, FSA, GO,
	Callable 8/15/2014 @ 100	140,000	143,102
	City of Southlake, 4.00%, 2/15/2017, AMBAC, GO,
	Callable 2/15/2014 @ 100(f)	285,000	292,213
	City of Waco, 4.40%, 2/1/2029, XLCA, GO, Callable
	2/1/2015 @ 100(f)	340,000	324,734
	Conroe Independent School District, 5.00%, 2/15/2014,
	Series A, PSF-G, GO(f)	750,000	832,147
	Corpus Christi Utility System, 5.50%, 7/15/2009, Series
	A, FSA, Revenue	50,000	52,384
	Dallas TX, 5.00%, 2/15/2019, GO, Callable 2/15/2014 @
	100(f)	275,000	295,537
	Dallas Waterworks & Sewer Systems, 5.00%, 10/1/2011,
	Series A, Revenue(f)	600,000	652,512
	Dallas-Fort Worth International Airport Facility
	Improvement Corp., 6.00%, 11/1/2014, Revenue,
	Callable 11/1/2007 @ 100	140,000	132,922
	El Paso TX, 5.00%, 8/15/2021, MBIA, GO(f)	1,490,000	1,618,140
	Harris County, 5.25%, 10/1/2019, GO, Callable
	10/1/2013 @ 100(f)	250,000	270,925
	Laguna Madre Water District, 4.50%, 3/1/2024,
	AMBAC, Revenue, Callable 3/1/2016 @ 100(f)	595,000	596,583
	North East Independent School District, 5.25%, 8/1/2011,
	PSF-G, GO	140,000	152,688
	Northwest Harris County Municipal Utility District No. 5,
	5.50%, 5/1/2016, Series A, AMBAC, GO(f)	585,000	675,324
	Pearland Waterworks & Sewer Systems, 6.00%,
	9/1/2011, AMBAC, Revenue	135,000	149,924
	Port Arthur Independent School District, 5.00%,
	2/15/2014, AMBAC, GO(f)	840,000	928,586
	State Municipal Power Agency, Zero Coupon, 9/1/2010,
	AMBAC, Revenue(f)	250,000	232,568
	State Transportation Community Mobility, 5.00%,
	4/1/2010, Series A, GO	170,000	179,557
	State Turnpike Authority Central Texas Turnpike System,
	Zero Coupon, 8/15/2015, Series A, AMBAC, Revenue(f)	705,000	536,554
	Tarrant County, Texas Health Facilities, 5.00%,
	12/1/2019, FSA, Revenue, Callable 12/1/2017 @ 100(f)	250,000	269,495
	University of Texas, 5.00%, 7/1/2017, Revenue, Callable
	7/1/2016 @ 100(f)	715,000	800,786
	Upper Trinity Regional Water District, 4.00%, 8/1/2020,
	XCLA, Revenue, Callable 2/1/2017 @ 100(f)	1,100,000	1,094,643

			15,830,260

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
0.77%	Utah
	Alpine School District, 4.25%, 3/15/2013, School Board
	Guarantee, GO(f)	$500,000	$533,555
	Central Utah Water Conservancy District, 4.25%,
	4/1/2008, Series D, GO	50,000	50,165
	Salt Lake City Utah School District, 4.375%, 3/1/2017,
	Series A, School Board Guarantee, GO, Callable
	3/1/2013 @ 100(f)	500,000	524,905

			1,108,625

4.72%	Washington
	King County School District No. 411 Issaquah, 5.00%,
	12/1/2018, FSA School Board Guaranty, GO, Callable
	6/1/2017 @ 100	1,125,000	1,257,244
	Klickitat County Public Utility District No. 001, 5.25%,
	12/1/2013, Series B, AMBAC, Revenue, Callable
	12/1/2011 @ 100(f)	1,000,000	1,100,000
	Washington State, 5.00%, 1/1/2021, Series D, GO,
	Callable 1/1/2018 @ 100	2,520,000	2,756,703
	Washington State University Athletic Facilities:(f)
	4.00%, 10/1/2016, AMBAC, Revenue	570,000	591,968
	4.00%, 10/1/2017, AMBAC, Revenue, Callable
	4/1/2017 @ 100	555,000	573,476
	Yakima County School District No. 201 Sunnyside,
	4.50%, 12/1/2017, FSA School Board Guaranty, GO,
	Callable 6/1/2014 @ 100(f)	500,000	531,910

			6,811,301

0.19%	Wisconsin
	Wisconsin State, 6.25%, 5/1/2012, GO(f)	235,000	268,191

	Total Municipal Bonds
	(Cost $91,228,050)		93,065,045

0.26%	FOREIGN BONDS
0.26%	Financial Services
	General Electric Capital Corp., 6.75%, 9/26/2016, Series
	EMTN(d)	500,000	373,397

	Total Foreign Bonds
	(Cost $344,892)		373,397

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END
54.85%	FUNDS
1.64%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	25,141	354,237
	John Hancock Patriot Premium Dividend Fund II(c)	119,580	1,224,499
	Seligman Lasalle International Real Estate Fund, Inc.	12,005	197,002
	TS&W/Claymore Tax-Advantaged Balanced Fund(c)	44,650	586,255

			2,361,993

0.13%	Equity Closed-End Funds
	DWS RREEF Real Estate Fund, Inc.	14,400	194,688

			194,688

1.25%	Equity Exchange-Traded Funds
	iShares Cohen & Steers Realty Majors Index Fund	14,303	1,119,782
	PowerShares Financial Preferred Portfolio	29,430	678,067

			1,797,849

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
44.03%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(c)	28,913	425,599
	BlackRock Florida Municipal 2020 Term Trust(c)	22,938	307,599
	BlackRock Insured Municipal Term Trust, Inc.(f)	175,975	1,772,068
	BlackRock Long-Term Municipal Advantage Trust(f)	121,045	1,480,380
	BlackRock MuniEnhanced Fund, Inc.(c)	62,365	664,811
	BlackRock MuniHoldings California Insured Fund, Inc.(c)	39,685	527,017
	BlackRock MuniHoldings Florida Insured Fund(c)(f)	153,387	1,987,896
	BlackRock MuniHoldings Fund, Inc.	11,945	187,298
	BlackRock MuniHoldings Insured Fund II, Inc.(f)	203,253	2,514,240
	BlackRock MuniHoldings Insured Fund, Inc.(f)	173,958	2,153,600
	BlackRock MuniHoldings New York Insured Fund, Inc.(c)	70,493	936,852
	BlackRock MuniYield California Insured Fund, Inc.	9,704	131,295
	BlackRock MuniYield Florida Fund(c)	68,272	892,998
	BlackRock MuniYield Florida Insured Fund(c)	82,045	1,052,637
	BlackRock MuniYield Insured Fund, Inc.(c)	10,015	135,002
	BlackRock MuniYield Michigan Insured Fund II, Inc.	32,403	422,859
	BlackRock MuniYield Michigan Insured Fund, Inc.(c)	64,120	886,780
	BlackRock MuniYield New Jersey Insured Fund, Inc.(c)	35,393	487,716
	BlackRock MuniYield Pennsylvania Insured Fund(c)	46,052	646,570
	BlackRock MuniYield Quality Fund(c)	9,802	136,248
	BlackRock MuniYield Quality Fund II(f)	161,877	1,932,811
	Delaware Investments Minnesota Municipal Income Fund II, Inc.(f)	136,059	1,857,205
	Dreyfus Municipal Income Fund, Inc.	24,030	215,789
	DTF Tax Free Income, Inc.(f)	144,096	2,082,187
	DWS Municipal Income Trust(f)	155,569	1,722,149
	DWS Strategic Municipal Income Trust	34,942	407,074
	Eaton Vance Insured Municipal Bond Fund II(c)	36,671	536,130
	Eaton Vance Massachusetts Municipal Income Fund	28,732	385,583
	Eaton Vance Municipal Income Trust(c)	97,461	1,403,438
	Eaton Vance New Jersey Municipal Income Trust(c)	50,517	677,433
	Insured Municipal Income Fund(c)	77,225	1,004,697
	Investment Grade Municipal Income Fund(c)	82,272	1,101,622
	MBIA Capital/Claymore Managed Duration Investment
	Grade Municipal Fund(f)	126,437	1,609,543
	Morgan Stanley Insured Municipal Trust	14,930	201,107
	Neuberger Berman Intermediate Municipal Fund, Inc.(c)	99,419	1,358,064
	Neuberger Berman New York Intermediate Municipal
	Fund, Inc.(c)	14,749	195,424
	Nuveen Arizona Premium Income Municipal Fund	10,966	143,545
	Nuveen California Dividend Advantage Municipal Fund	17,177	245,975
	Nuveen California Investment Quality Municipal	18,283	256,876
	Nuveen California Quality Income Municipal Fund(c)	34,489	491,468
	Nuveen California Select Quality Municipal Fund	24,175	336,999
	Nuveen Dividend Advantage Municipal Fund	6,438	90,969
	Nuveen Florida Investment Quality Municipal Fund(f)	113,439	1,503,067
	Nuveen Florida Quality Income Municipal Fund(c)	102,078	1,377,032
	Nuveen Georgia Premium Income Municipal Fund(c)	60,748	815,846
	Nuveen Insured Dividend Advantage Municipal Fund(c)	50,789	711,046
	Nuveen Insured Florida Premium Income Municipal Fund(c)	52,720	721,737
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund(c)	61,634	811,720
	Nuveen Insured Municipal Opportunity Fund, Inc.(c)	36,212	512,762
	Nuveen Insured Premium Income Municipal Fund(c)	69,879	876,981
	Nuveen Insured Quality Municipal Fund, Inc.(c)	73,132	1,039,206
	Nuveen Maryland Dividend Advantage Municipal Fund II	30,182	416,512

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Nuveen Maryland Dividend Advantage Municipal Fund III	11,284	$148,949
	Nuveen Maryland Premium Income Municipal Fund	14,345	193,371
	Nuveen Michigan Premium Income Municipal Fund	2,376	31,672
	Nuveen Michigan Quality Income Municipal Fund	18,969	258,168
	Nuveen Municipal Value Fund(c)	39,268	386,397
	Nuveen New Jersey Investment Quality Municipal Fund(f)	116,604	1,591,645
	Nuveen New York Investment Quality Municipal Fund(c)	25,177	342,659
	Nuveen New York Performance Plus Municipal Fund	7,395	105,896
	Nuveen New York Quality Income Municipal Fund(c)	41,393	556,736
	Nuveen North Carolina Dividend Advantage Municipal Fund II	9,671	132,106
	Nuveen North Carolina Premium Income Municipal Fund(c)	63,355	854,659
	Nuveen Ohio Dividend Advantage Municipal Fund	9,277	126,724
	Nuveen Ohio Quality Income Municipal Fund	27,091	394,174
	Nuveen Pennsylvania Investment Quality Municipal Fund(f)	139,173	1,889,969
	Nuveen Pennsylvania Premium Income Municipal Fund II(c)	108,902	1,395,035
	Nuveen Performance Plus Municipal Fund(c)	16,790	232,709
	Nuveen Premier Insured Municipal Income Fund, Inc.(c)	109,978	1,486,903
	Nuveen Premier Municipal Income Fund, Inc.(c)	38,938	517,097
	Nuveen Premium Income Municipal Fund IV(c)	57,749	692,410
	Nuveen Quality Income Municipal Fund(c)	38,568	549,980
	Nuveen Texas Quality Income Municipal Fund	15,000	205,050
	Nuveen Virginia Premium Income Municipal Fund	15,469	217,494
	PIMCO New York Municipal Income Fund III	27,414	370,363
	Putnam Investment Grade Municipal Trust(c)	143,117	1,398,253
	Putnam Managed Municipal Income Trust	25,182	186,850
	Putnam Municipal Bond Fund(c)	99,836	1,199,030
	Putnam Municipal Opportunities Trust(c)	80,920	939,481
	Seligman Select Municipal Fund, Inc.(f)	112,760	1,144,514
	Western Asset Intermediate Municipal Fund, Inc.	4,751	43,662
	Western Asset Managed Municipals Fund, Inc.(c)	53,422	589,245
	Western Asset Municipal Partners Fund, Inc.(c)	39,196	515,819

			63,488,482

7.80%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	22,500	201,375
	Aberdeen Asia-Pacific Income Fund, Inc.(c)	87,430	527,203
	AllianceBernstein Income Fund(c)	50,180	422,014
	BlackRock Core Bond Trust(c)	21,630	271,240
	BlackRock High Yield Trust	5,100	33,762
	BlackRock Income Trust(f)	245,258	1,412,686
	BlackRock Limited Duration Income Trust	11,530	191,167
	BlackRock Preferred Income Strategies Fund, Inc.(c)	8,310	144,843
	BlackRock Strategic Bond Trust	22,720	271,277
	Dreyfus High Yield Strategies Fund	87,475	334,155
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	18,945	210,858
	Eaton Vance Limited Duration Income Fund	19,393	304,664
	Evergreen Multi-Sector Income Fund	10,344	166,642
	First Trust/Four Corners Senior Floating Rate Income Fund II	4,505	67,710
	MFS Charter Income Trust(c)	125,963	1,070,685
	MFS Intermediate Income Trust(c)	170,450	1,085,766
	MFS Multimarket Income Trust	53,335	315,743
	Morgan Stanley Emerging Markets Debt Fund, Inc.	43,200	432,864
	Nuveen Multi-Strategy Income & Growth Fund	30,215	347,775
	Nuveen Multi-Strategy Income & Growth Fund II	20,175	232,013
	Putnam Master Intermediate Income Trust	27,338	174,690
	Putnam Premier Income Trust(f)	189,792	1,195,690
	Western Asset Emerging Markets Debt Fund, Inc.	25,522	467,563
	Western Asset High Income Fund II, Inc.	9,649	95,815
	Western Asset High Income Opportunity Fund, Inc.	74,652	447,165

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset Inflation Management Fund, Inc.	8,169	$140,670
	Western Asset Managed High Income Fund, Inc.	29,604	171,999
	Western Asset Variable Rate Strategic Fund, Inc.(c)	31,710	510,848

			11,248,882

	Total Exchange Traded / Closed-End Funds
	(Cost $78,724,925)		79,091,894

0.25%	PREFERRED STOCKS
0.25%	Financial Services
	Countrywide Capital IV, 6.75%, Callable 4/11/2008 @ $25	9,821	166,957
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	11,340	193,687

	Total Preferred Stocks
	(Cost $355,399)		360,644

% of
Net Assets	Description	Contracts	Value

0.15%	PURCHASED OPTIONS (e)
	CBOE SPX Volatility Index:
	2/20/2008, Call @$30	656	45,920
	2/20/2008, Call @$35	1,914	38,280
	2/20/2008, Call @$40	2,107	21,070
	Financial Select Sector SPDR, 2/16/2008, Put @$27	3,995	111,860

	Total Purchased Options
	(Cost $451,078)		217,130

% of
Net Assets	Description	Shares	Value

2.16%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 2.67%, 2/1/2008	3,106,688	3,106,688

	Total Investments
122.21%	(Cost $174,211,032)		176,214,798
(22.21)%	Other Assets		(32,025,234)

100.00%	Net Assets		$144,189,564

(a)	Variable rate security.
(b)	Default Resolution.
(c)	All or a portion of the security is segregated in connection with futures contracts.
(d)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(e)	Non-income producing securities.
(f)	All or a portion of the security is pledged as collateral for securities sold short.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
NA	North America
PLC	Public Liability Co.
PSF-G	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SPA	Standby Purchase Agreement

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description		Value

SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

	At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$2,624,022
	Unrealized Depreciation		(1,025,947)

	Net Unrealized Appreciation		$1,598,075

	U.S TREASURY SECURITIES SOLD SHORT	Principal	Value

	U.S. Treasury Note, 3.25%, 12/31/2009	$25,000,000	$25,531,275
	U.S. Treasury Note, 3.625%, 12/31/2012	8,000,000	8,313,752

	Total U.S. Treasury Securities Sold Short
	(Proceeds $33,530,625)		$33,845,027

					Unrealized
FUTURES CONTRACTS SOLD SHORT			Contracts	Notional Value	Gain/(Loss)

90 Day Eurodollar, Dec 08, expires 12/15/2008			67	$16,320,363	$(11,956)
90 Day Eurodollar, Jun 08, expire 6/16/2008			96	23,402,400	(51,706)
S&P 500 E-mini, Mar 08, expires 3/20/2008			25	1,724,500	(52,510)
U.S. 2 Year Bond, Mar 08 , expires 3/31/2008			16	3,411,500	14,967
U.S. 5 Year Note, Mar 08, expires 3/31/2008			74	8,362,000	3,237
U.S. 10 Year Note, Mar 08, expires 3/31/2008			93	10,854,844	(218,857)
U.S. Long Bond (CBT), Mar 08, expires 3/19/2008			71	8,471,188	(60,584)

					$(377,409)

CREDIT DEFAULT SWAP
	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX Emerging Markets, Series 7	$(850,000)	Buy	1.25%	6/20/2012	$23,906

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Principal	Value

16.82%	CORPORATE BONDS
3.57%	Airlines
	American Airlines, Inc., 7.377%, 5/23/2019, Series 01-1	$115,477	$104,507
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	27,664	26,142
	7.461%, 4/1/2015, Series 971A	51,900	49,674
	7.566%, 3/15/2020, Series 99-2	36,627	35,046
	8.388%, 11/1/2020, Series 00-1	125,906	123,388
	Delta Airlines:
	6.619%, 3/18/2011, Series 01-1(a)	259,473	255,581
	7.57%, 11/18/2010, Series 00-1	75,000	75,075
	7.92%, 11/18/2010, Series 00-1	150,000	145,748
	Northwest Airlines, Inc.:
	6.841%, 4/1/2011, Series 1A-2(a)	250,000	246,875
	7.691%, 4/1/2017, Series 01-B	80,092	75,687
	7.95%, 3/1/2015, Series 992B(a)	190,055	185,304
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1	100,000	106,949
	United Airlines, Inc., 7.336%, 7/2/2019(b)	40,000	37,200

			1,467,176

1.23%	Automotive
	Ford Motor Co., 7.45%, 7/16/2031(a)	330,000	245,025
	General Motors Corp., 8.375%, 7/15/2033(a)	320,000	261,600

			506,625

0.49%	Entertainment
	Comcast Corp., 6.95%, 8/15/2037(a)	195,000	201,282

9.98%	Financial Services
	Bank of America Corp.:
	4.75%, 3/15/2016, Callable 3/15/2008 @ 100	10,000	9,834
	7.80%, 9/15/2016(a)	220,000	252,895
	Bankers Trust Corp., 7.50%, 11/15/2015	4,000	4,639
	Bear, Stearns & Co., Inc.:
	5.55%, 1/22/2017	195,000	171,172
	7.25%, 2/1/2018	600,000	601,877
	CIT Group, Inc., 7.625%, 11/30/2012, Series A(a)	195,000	192,776
	Citigroup, Inc., 5.50%, 2/15/2017(a)	245,000	245,180
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	325,000	312,499
	General Electric Capital Corp., 5.25%, 10/19/2012, Series A(a)	780,000	811,645
	General Motors Acceptance Corp., LLC, 7.00%, 2/1/2012(a)	340,000	295,579
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017(a)	220,000	219,253
	Lehman Brothers Holdings, 6.50%, 7/19/2017(a)	195,000	199,921
	Merrill Lynch & Co., Inc.:
	5.45%, 2/5/2013, Series C	600,000	602,626
	6.40%, 8/28/2017, Series C	50,000	51,524
	Morgan Stanley & Co. Inc., 5.45%, 1/9/2017, Series EMTN	50,000	49,683

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	CORPORATE BONDS (Continued)
	Financial Services (Continued)
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11	$90,000	$86,056

			4,107,159

0.04%	Industrials
	Occidental Petroleum Corp., 8.75%, 1/15/2023	10,000	14,429

0.49%	Retail
	Target Corp., 6.00%, 1/15/2018(a)	195,000	203,677

1.02%	Transportation
	Burlington Northern Santa Fe Corp., 5.90%, 7/1/2012	400,000	420,586

	Total Corporate Bonds
	(Cost $6,953,367)		6,920,934

0.07%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association, 4.50%, 5/25/2019	31,206	30,663

	Total Collateralized Mortgage Obligations
	(Cost $28,422)		30,663

0.81%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.75%, 12/7/2028	43,000	48,433
	Federal Home Loan Bank:
	5.685%, 9/17/2018	25,000	27,969
	5.80%, 8/18/2020, Callable 2/19/2008 @ 100	10,000	10,003
	7.125%, 2/15/2030	90,000	118,932
	Federal National Mortgage Association, 8.28%,
	1/10/2025	20,000	28,263
	Tennessee Valley Authority, 7.125%, 5/1/2030	75,000	100,195

	Total U.S. Government & Agency
	(Cost $295,544)		333,795

0.70%	FOREIGN BONDS
0.40%	Banks
	European Investment Bank, 6.00%, 7/15/2009(c)	75,000	57,280
	Inter-American Development Bank, 6.25%, 6/22/2016(c)	150,000	110,143

			167,423

0.19%	Financial Services
	GMAC Australia, 5.00%, 9/17/2008(c)	50,000	47,992
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(c)	40,000	29,872

			77,864

0.11%	Sovereign Bonds
	Federal Republic of Brazil, 12.50%, 1/5/2016	40,000	24,516
	Mexican Bonos de Desarrollo, 7.25%, 12/15/2016(c)	220,000	19,836

			44,352

	Total Foreign Bonds
	(Cost $274,522)		289,639

2.15%	TAXABLE MUNICIPAL BONDS
0.50%	California
	Kern County Pension Obligation, Zero Coupon,
	8/15/2020, MBIA, Revenue	100,000	50,491
	Monrovia Redevelopment Agency Tax Allocation,
	5.60%, 5/1/2023, AMBAC, Revenue, Callable
	5/1/2013 @ 102	35,000	35,224
	Pinole Redevelopment Agency, 5.60%, 8/1/2020,
	AMBAC, Tax Allocation, Callable 8/1/2014 @ 102	25,000	25,371

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	TAXABLE MUNICIPAL BONDS (Continued)
	California (Continued)
	San Bernardino JT Powers, 6.15%, 5/1/2027, MBIA, Tax Allocation, Callable 5/1/2016 @ 100	$15,000	$15,632
	Santa Fe Springs Community Development, 5.35%,
	9/1/2018, MBIA, Tax Allocation, Callable 9/1/2016 @ 100	25,000	25,635
	Solano County, 5.14%, 1/15/2014, Revenue	50,000	51,572

			203,925

0.07%	District of Columbia
	Metropolitan Washington Airports Authority Airport
	System Revenue, 5.59%, 10/1/2025, Series C, MBIA,
	Callable 10/1/2015 @ 100	30,000	29,936

0.06%	Florida
	Pembroke Pines Communications Services, 4.75%,
	10/1/2019, AMBAC, Revenue, Callable 10/1/2014 @ 100	25,000	24,314

0.24%	Georgia
	College Park, 5.868%, 1/1/2021, FGIC, Revenue	70,000	72,340
	Savannah Hospital Authority, 6.625%, 7/1/2018, FSA,
	Revenue, Callable 7/1/2013 @ 100	25,000	27,057

			99,397

0.01%	Illinois
	Developement Finance Authority, 6.00%, 3/1/2012, MBIA, Revenue	5,000	5,322

0.07%	Indiana
	Pike County School Corp., 5.00%, 1/5/2020, XLCA, GO, Callable 1/5/2015 @ 100	30,000	28,826

0.09%	Maryland
	State Transportation Authority, 6.48%, 7/1/2022, MBIA, Revenue	35,000	38,390

0.16%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/1/2011, GO	65,000	66,938

0.50%	New Jersey
	City of Linden, 5.95%, 4/1/2033, MBIA, GO	20,000	21,454

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	TAXABLE MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
	Union County Improvement Authority Sewer System
	Lease, 6.64%, 4/1/2022, AMBAC, Revenue(a)	$165,000	$183,095

			204,549

0.10%	Oregon
	School Boards Association, 5.68%, 6/30/2028, FGIC, GO	40,000	41,116

0.29%	Texas
	Gatesville Texas, 5.70%, 9/1/2019, CIFG, GO, Callable
	9/1/2017 @ 100	115,000	118,153

0.06%	Wisconsin
	Menasha Steam Utility, 4.35%, 9/1/2009, Revenue,
	Callable 3/1/2008 @ 100	25,000	25,012

	Total Taxable Municipal Bonds
	(Cost $844,986)		885,878

% of
Net Assets	Description	Shares	Value

0.26%	COMMON STOCK
0.26%	Financial Services
	MBIA, Inc.	6,825	105,787

7.11%	PREFERRED STOCKS
0.50%	Automobile
	General Motors Corp., 6.25%, Series C, Convertible
	7/20/2010 @ $25.83	9,900	207,900

0.51%	Banks
	Bank One Capital Trust VI, 7.20%, Callable 3/27/2008 @ $25	2,000	50,180
	Fleet Capital Trust VIII, 7.20%, Callable 3/12/2008 @ $25(a)	6,350	158,686

			208,866

4.94%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 3/12/2008 @ $25(a)	6,230	155,189
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25(a)	5,125	136,017
	Countrywide Capital IV, 6.75%, Callable 4/11/2008 @ $25(a)	40,447	687,599
	Ford Motor Co. Capital Trust II, 6.50%, Convertible 3/12/2008 @ $51.30	5,975	203,150
	GMAC LLC, 7.375%, Callable 12/16/2009 @ $25	5,325	100,643
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 3/30/2008 @ $25(a)	6,555	160,729
	Merrill Lynch Preferred Capital Trust V, 7.28%, Series F, Callable 9/30/2008 @ $25(a)	6,340	157,486
	SLM Corp., 6.97%, Series A, Callable 11/16/2009 @ $50	2,240	100,374
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	10,960	224,461

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

	PREFERRED STOCKS (Continued)
	Financial Services (Continued)
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	4,215	$108,831

			2,034,479

0.25%	Real Estate Investment Trust
	Istar Financial, Inc., 7.65%, Series G, Callable 12/19/2008 @ $25	5,300	101,124

0.91%	U.S. Government & Agency
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25(a)	13,880	372,678

	Total Preferred Stocks
	(Cost $2,622,492)		2,925,047

67.86%	EXCHANGE TRADED / CLOSED-END FUNDS
2.83%	Asset Allocation Closed-End Funds
	Advent/Claymore Enhanced Growth & Income Fund	6,055	96,941
	Alpine Global Premier Properties Fund(a)	6,907	97,320
	BlackRock Preferred & Equity Advantage Trust(a)	7,133	130,605
	Chartwell Dividend & Income Fund, Inc.	790	5,751
	Dreman/Claymore Dividend & Income Fund(a)	10,825	178,071
	Global Convertible Securities & Income Fund	6,516	95,981
	John Hancock Patriot Premium Dividend Fund II(a)	34,043	348,600
	Seligman Lasalle International Real Estate Fund, Inc.(a)	9,735	159,751
	TCW Strategic Income Fund, Inc.	6,000	23,460
	TS&W/Claymore Tax-Advantaged Balanced Fund	2,104	27,626

			1,164,106

5.44%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust	15,847	254,661
	Diamond Hill Financial Trends Fund	1,980	28,116
	Eaton Vance Enhanced Equity Income Fund II	1,560	28,455
	Fiduciary/Claymore Dynamic Equity Income Fund	1,120	19,880
	First Trust Enhanced Equity Income Fund	6,010	95,679
	Franklin Universal Trust	14,085	94,651
	Gabelli Global Deal Fund	2,440	39,040
	Liberty All-Star Equity Fund(a)	41,145	281,020
	Madison Strategic Sector Premium Fund	11,440	183,612
	Morgan Stanley Asia-Pacific Fund, Inc.	4,890	92,519
	Morgan Stanley China A Share Fund	8,965	380,833
	Nuveen Equity Premium & Growth Fund(a)	4,050	70,389
	RMR Asia Pacific Real Estate Fund	1,355	21,883
	RMR Asia Real Estate Fund(a)	11,120	159,016
	RMR Hospitality & Real Estate Fund	5,464	81,141
	RMR Real Estate Fund	3,051	35,392
	Tri-Continental Corp.(a)	15,675	305,192
	Zweig Fund, Inc.	14,200	68,302

			2,239,781

6.12%	Equity Exchange-Traded Funds
	iShares Cohen & Steers Realty Majors Index Fund(a)	21,908	1,715,177
	iShares Dow Jones U.S. Financial Sector Index Fund(a)	2,190	205,313
	iShares Dow Jones U.S. Real Estate Index Fund(a)	6,385	416,940
	PowerShares Financial Preferred Portfolio(a)	7,905	182,131

			2,519,561

5.73%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	8,375	112,309
	BlackRock MuniHoldings Florida Insured Fund	3,650	47,304
	BlackRock MuniHoldings Insured Fund II, Inc.	8,250	102,052
	BlackRock MuniHoldings Insured Fund, Inc.	6,850	84,803
	BlackRock MuniYield Florida Insured Fund(a)	16,745	214,838
	BlackRock MuniYield Insured Fund, Inc.	2,095	28,241
	BlackRock MuniYield Quality Fund II(a)	9,685	115,639
	DTF Tax Free Income, Inc.(a)	17,961	259,536
	Morgan Stanley Municipal Premium Income Trust	10,737	94,271

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	Neuberger Berman Intermediate Municipal Fund, Inc.	4,925	$67,275
	Nuveen California Dividend Advantage Municipal Fund	2,255	32,292
	Nuveen Florida Quality Income Municipal Fund	6,966	93,971
	Nuveen Insured Florida Premium Income Municipal Fund	4,825	66,054
	Nuveen Municipal Value Fund(a)	14,950	147,108
	Nuveen New Jersey Dividend Advantage Municipal Fund	8,625	116,179
	Nuveen New Jersey Investment Quality Municipal Fund	2,095	28,597
	Nuveen New York Investment Quality Municipal Fund	5,945	80,911
	Nuveen New York Quality Income Municipal Fund	5,796	77,956
	Nuveen North Carolina Premium Income Municipal Fund	6,867	92,636
	Nuveen Ohio Dividend Advantage Municipal Fund	2,265	30,940
	Nuveen Pennsylvania Premium Income Municipal Fund II	5,160	66,100
	Nuveen Premier Insured Municipal Income Fund, Inc.	5,301	71,670
	Nuveen Quality Income Municipal Fund	3,158	45,033
	Nuveen Select Maturities Municipal Fund	6,060	58,479
	Putnam Municipal Bond Fund	5,553	66,692
	Putnam Municipal Opportunities Trust(a)	13,310	154,529

			2,355,415

47.74%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	7,850	70,257
	Aberdeen Asia-Pacific Income Fund, Inc.(a)	93,120	561,514
	Aberdeen Global Income Fund, Inc.(a)	36,240	445,027
	ACM Managed Dollar Income Fund(a)	69,540	504,165
	Advent/Claymore Convertible Securities & Income Fund(a)	11,367	265,874
	Alliance World Dollar Government Fund II	7,984	105,389
	AllianceBernstein Income Fund(a)	38,759	325,963
	American Income Fund, Inc.	2,170	17,555
	BlackRock Core Bond Trust(a)	45,774	574,006
	BlackRock Corporate High Yield Fund III, Inc.(a)	49,790	351,019
	BlackRock Corporate High Yield Fund V, Inc.	12,500	147,250
	BlackRock Corporate High Yield Fund, Inc.	5,789	40,697
	BlackRock Floating Rate Income Strategies Fund II(a)	12,412	191,641
	BlackRock High Income Shares(a)	203,926	432,323
	BlackRock High Yield Trust(a)	43,610	288,698
	BlackRock Income Opportunity Trust(a)	26,197	265,114
	BlackRock Income Trust(a)	152,127	876,252
	BlackRock Limited Duration Income Trust	3,835	63,584
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.(a)	5,345	92,148
	BlackRock Preferred Income Strategies Fund, Inc.	4,226	73,659
	BlackRock Strategic Bond Trust(a)	15,388	183,733
	Credit Suisse High Yield Bond Fund	7,435	25,130
	Dreyfus High Yield Strategies Fund(a)	63,255	241,634
	Duff & Phelps Utility & Corporate Bond Trust, Inc.(a)	21,254	236,557
	DWS Dreman Value Income Edge Fund	10,065	137,689
	DWS Global High Income Fund, Inc.(a)	35,400	307,980
	DWS Strategic Income Trust(a)	14,195	168,637
	Eaton Vance Limited Duration Income Fund	3,369	52,927
	Eaton Vance Short Duration Diversified Income Fund(a)	23,855	403,865
	Ellsworth Fund Ltd.	11,090	89,607
	Evergreen Income Advantage Fund	10,279	120,573
	Evergreen Multi-Sector Income Fund	8,436	135,904
	First Trust Tax-Advantaged Preferred Income Fund(a)	3,657	55,623
	First Trust/Aberdeen Emerging Opportunity Fund(a)	17,677	323,136
	First Trust/Aberdeen Global Opportunity Income(a)	25,840	450,391
	First Trust/FIDAC Mortgage Income Fund(a)	13,841	232,252
	First Trust/Four Corners Senior Floating Rate Income Fund(a)	13,390	198,708
	First Trust/Four Corners Senior Floating Rate Income Fund II(a)	18,833	283,060

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(a)	15,432	$275,307
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(a)	8,441	151,685
	Fort Dearborn Income Securities, Inc.	4,399	63,785
	Franklin Templeton Limited Duration Income Trust(a)	21,656	260,522
	Global Income & Currency Fund(a)	11,065	196,736
	Global Income Fund, Inc.(a)	54,140	217,101
	High Yield Plus Fund, Inc. (The)	21,502	66,011
	Hyperion Strategic Mortgage Income Fund, Inc.	3,325	32,785
	Hyperion Total Return Fund	1,297	9,585
	ING Prime Rate Trust	2,416	14,665
	MFS Charter Income Trust(a)	42,215	358,827
	MFS Government Markets Income Trust(a)	15,106	105,742
	MFS InterMarket Income Trust I(a)	24,885	206,048
	MFS Intermediate Income Trust(a)	131,460	837,400
	MFS Multimarket Income Trust(a)	111,650	660,968
	Montgomery Street Income Securities, Inc.(a)	4,490	76,330
	Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	57,118	572,322
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	19,464	350,352
	Morgan Stanley High Yield Fund, Inc.(a)	29,820	173,254
	Morgan Stanley Income Securities, Inc.(a)	2,305	36,188
	Nuveen Global Government Enhanced Income Fund(a)	4,906	88,112
	Nuveen Multi-Currency Short-Term Government Income Fund(a)	13,160	235,564
	Nuveen Multi-Strategy Income & Growth Fund(a)	29,845	343,516
	Nuveen Multi-Strategy Income & Growth Fund II(a)	49,790	572,585
	Nuveen Tax-Advantaged Floating Rate Fund	10,236	120,171
	Pacholder High Yield Fund, Inc.	3,950	31,956
	PCM Fund, Inc.(a)	15,060	157,076
	Prospect Street High Income Portfolio, Inc.	20,080	53,212
	Putnam High Income Securities Fund	1,335	10,653
	Putnam Master Intermediate Income Trust(a)	29,875	190,901
	Putnam Premier Income Trust(a)	104,390	657,657
	Transamerica Income Shares, Inc.(a)	20,787	402,436
	Van Kampen Bond Fund(a)	19,280	340,292
	Western Asset Emerging Markets Debt Fund, Inc.(a)	12,215	223,779
	Western Asset Emerging Markets Floating Rate Fund, Inc.(a)	19,596	227,510
	Western Asset Emerging Markets Income Fund II, Inc.(a)	18,032	235,498
	Western Asset Global High Income Fund, Inc.(a)	30,235	365,843
	Western Asset Global Partners Income Fund, Inc.(a)	20,895	230,890
	Western Asset High Income Fund II, Inc.(a)	16,249	161,353
	Western Asset High Income Opportunity Fund, Inc.(a)	17,786	106,538
	Western Asset Inflation Management Fund, Inc.	9,130	157,219
	Western Asset Managed High Income Fund, Inc.(a)	37,353	217,021
	Western Asset Variable Rate Strategic Fund, Inc.(a)	12,593	202,873
	Western Asset Worldwide Income Fund, Inc.	6,100	80,703
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	2,440	29,817
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund II(a)	15,666	192,535

			19,640,864

	Total Exchange Traded / Closed-End Funds
	(Cost $27,165,295)		27,919,727

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Contracts	Value

0.14%	PURCHASED OPTIONS (d)
	CBOE SPX Volatility Index:
	2/20/2008, Call @ $30	158	$11,060
	2/20/2008, Call @ $35	566	11,320
	2/20/2008, Call @ $40	575	5,750
	Financial Select Sector SPDR, 2/16/2008, Put @ $27	1,125	31,500

	Total Purchased Options
	(Cost $124,009)		59,630

% of
Net Assets	Description	Shares	Value

3.41%	SHORT-TERM INVESTMENTS
	BNY Hamilton Money Fund, 4.10%, 2/1/2008	1,401,090	1,401,090

	Total Short-Term Investments
	(Cost $1,401,090)		1,401,090

	Total Investments
99.33%	(Cost $39,809,739)		40,872,190

0.67%	Net other assets (liabilities)		273,978

100.00%	NET ASSETS		$41,146,168

(a)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(d)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
SPDR	S&P Depositary Receipts

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$1,194,721
Unrealized Depreciation	(279,639)

Net Unrealized Appreciation	$915,082

	Local			Unrealized
CURRENCY CONTRACTS	Currency	Market Value	Settlement Date	Gain/(Loss)

To Buy:
Australia Dollar	265,865	$238,020	2/08/08	$2,516
Brazilian Real	805,668	457,705	2/08/08	1,359
Canadian Dollar	5,867,485	5,844,140	2/08/08	58,165
British Sterling Pound	115,109	228,764	2/08/08	3,404
Icelandic Krona	38,515,300	593,040	2/08/08	(7,887)
Mexican Peso	9,637,335	889,456	2/08/08	7,973
New Zealand Dollar	839,088	660,863	2/08/08	9,143
Singapore Dollar	619,504	437,518	2/11/08	2,518

				$77,191

To Sell:
Australia Dollar	130,637	116,955	2/08/08	(1,955)
Canadian Dollar	980,344	976,443	2/08/08	(11,443)
Euro	196,895	292,626	2/08/08	(2,383)
Japanese Yen	41,033,300	386,124	2/08/08	(1,124)

				$(16,905)

			Unrealized
FUTURES CONTRACT SOLD SHORT	Contracts	Notional Value	Gain/(Loss)

90 Day Eurodollar, Dec 08, expires 12/15/08	10	$2,435,875	$(1,733)
90 Day Eurodollar, Jun 08, expires 6/16/08	18	4,387,950	(6,323)
Gold 100 Oz., Apr 08, expires 4/30/08	9	835,200	3,449
S&P 500 E-mini, Mar 08, expires 3/20/08	11	758,780	(23,104)
U.S. 2 Year Bond, Mar 08, expires 3/31/08	63	13,432,781	(76,747)
U.S. 5 Year Note, Mar 08, expires 3/31/08	57	6,441,000	(53,709)
U.S. 10 Year Note, Mar 08, expires 3/31/08	24	2,801,250	(24,217)
U.S. Long Bond, Mar 08, expires 3/19/08	12	1,431,750	(20,306)

			$(202,690)

CREDIT DEFAULT SWAP

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CDX Emerging Markets, Series 7	$(250,000)	Buy	1.25%	6/20/2012	$7,031

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Principal	Value

14.78%	CORPORATE BONDS
1.74%	Airlines
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	$27,664	$26,142
	7.566%, 3/15/2020, Series 99-2	48,836	46,729
	8.388%, 11/1/2020, Series 00-1	17,487	17,137
	Delta Airlines:
	6.619%, 3/18/2011, Series 01-1	35,862	35,324
	7.92%, 11/18/2010, Series 00-1	35,000	34,008
	Northwest Airlines, Inc., 7.691%, 4/1/2017, Series 01-B	19,333	18,269
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1	50,000	53,475
	United Airlines, Inc., 7.336%, 7/2/2019(a)	35,000	32,550

			263,634

0.33%	Entertainment
	Carnival Corp., 6.15%, 4/15/2008	50,000	50,241

9.02%	Financial Services
	Bank of America Corp., 5.646%, 12/18/2008(b)(c)	250,000	250,314
	Capital One Bank Co., 4.875%, 5/15/2008(b)	250,000	249,487
	Ford Motor Credit Co., LLC, 7.875%, 6/15/2010	50,000	47,133
	General Electric Capital Corp., 4.875%, 10/21/2010, Series MTN	100,000	103,536
	General Motors Acceptance Corp., LLC, 5.85%, 1/14/2009	120,000	116,744
	Goldman Sachs Group, Inc., 5.498%, 6/28/2010(c)(d)	250,000	246,195
	HSBC Finance Corp., 8.00%, 7/15/2010	100,000	108,414
	Principal Life, Inc. Funding, 5.029%, 11/15/2010(b)(c)	250,000	241,552
	Prudential Financial, Inc., 5.00%, 5/15/2013	7,000	7,023

			1,370,398

1.34%	Health Care
	Abbott Laboratories, 5.60%, 5/15/2011	100,000	105,947
	UnitedHealth Group, Inc., 5.418%, 6/21/2010, Callable 12/21/2008 @ 100(a)(c)	100,000	97,676

			203,623

0.71%	Retail
	Target Corp., 7.50%, 8/15/2010	100,000	107,880

1.64%	Telecommunications
	Deutsche Telekom International Finance, 3.875%, 7/22/2008(b)	250,000	249,736

	Total Corporate Bonds
	(Cost $2,252,255)		2,245,512

5.39%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	4.20%, 5/19/2010, Series WG10	100,000	100,017
	5.00%, 7/26/2010(d)	150,000	157,979
	5.25%, 6/10/2011	25,000	26,812
	Federal Home Loan Mortgage Corp.:(b)
	5.00%, 9/15/2016, Series 2707	250,000	254,580
	5.40%, 7/16/2009, Callable 7/16/2008 @ 100	250,000	253,216
	Federal National Mortgage Association, 5.25%, 8/1/2012	25,000	26,716

	Total U.S. Government & Agency
	(Cost $795,072)		819,320

2.77%	U.S. TREASURY SECURITIES
	U.S. Treasury Notes:
	4.50%, 5/15/2010	65,000	68,464
	4.625%, 2/29/2008(d)	325,000	325,711
	4.875%, 5/31/2009	25,000	25,916

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	U.S. TREASURY SECURITIES (Continued)
	Total U.S. Treasury Securities
	(Cost $414,307)		420,091

3.79%	TAXABLE MUNICIPAL BONDS
0.17%	Florida
	Gainesville Post Taxable-Retiree Health Care,
	4.46%,10/1/2010, MBIA, Revenue	$25,000	$25,513

0.67%	Illinois
	Williamson County, 7.00%, 12/15/2008, Series A, FGIC, GO	100,000	102,405

0.83%	Maine
	Lewiston, 6.60%, 5/15/2008, Series C, MBIA, GO	125,000	125,901

0.03%	Mississippi
	Development Bank, 5.90%, 7/1/2011, FSA, GO	5,000	5,037

1.01%	North Carolina
	Durham, 4.50%, 6/1/2010, Series B, GO(d)	150,000	152,841

0.18%	Tennessee
	Johnson City Public Building Authority, 7.00%,
	9/1/2018, Revenue, Prerefunded 9/1/2011 @ 100	25,000	27,648

0.60%	Washington
	Energy Northwest Electric:
	5.10%, 7/1/2013, Revenue	25,000	26,188
	5.21%, 7/1/2008, Series B, Revenue	65,000	65,382

			91,570

0.30%	Wisconsin
	West Allis, 3.50%, 4/1/2009, Series D, Callable
	3/28/2008 @ 100	45,000	44,938

	Total Taxable Municipal Bonds
	(Cost $563,536)		575,853

% of
Net Assets	Description	Shares	Value

2.87%	PREFERRED STOCKS
0.76%	Banks
	Bank of America Corp., 7.25%, Series J, Callable 11/1/2012 @ $25	2,970	77,220
	Bank One Capital Trust VI, 7.20%, Callable 3/27/2008 @ $25	1,525	38,262

			115,482

1.12%	Financial Services
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25	1,500	39,810
	Countrywide Capital IV, 6.75%, Callable 4/11/2008 @ $25	1,369	23,273
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	1,790	30,573
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 3/30/2008 @ $25	3,110	76,257

			169,913

0.99%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	2,850	75,297

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	PREFERRED STOCKS (Continued)
	U.S. Government & Agency (Continued)
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	2,830	$75,986

			151,283

	Total Preferred Stocks
	(Cost $428,393)		436,678

40.16%	EXCHANGE TRADED / CLOSED-END FUNDS
0.66%	Asset Allocation Closed-End Funds
	Alpine Global Premier Properties Fund	1,116	15,725
	John Hancock Patriot Premium Dividend Fund II	8,225	84,224

			99,949

1.64%	Equity Exchange-Traded Funds
	iShares Cohen & Steers Realty Majors Index Fund	1,240	97,079
	iShares Dow Jones U.S. Real Estate Index Fund	1,110	72,483
	PowerShares Financial Preferred Portfolio	3,469	79,926

			249,488

5.78%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	498	6,678
	BlackRock MuniHoldings Insured Fund II, Inc.	1,240	15,339
	BlackRock MuniHoldings Insured Fund, Inc.	6,880	85,174
	BlackRock MuniYield Florida Insured Fund	6,305	80,893
	BlackRock MuniYield Pennsylvania Insured Fund	4,080	57,283
	BlackRock MuniYield Quality Fund II	1,485	17,731
	BlackRock MuniYield Quality Fund II	3,160	41,965
	DTF Tax Free Income, Inc.	7,190	103,895
	DWS Municipal Income Trust	1,370	15,166
	Neuberger Berman Intermediate Municipal Fund, Inc.	1,150	15,709
	Nuveen Florida Investment Quality Municipal Fund	5,645	74,796
	Nuveen Florida Quality Income Municipal Fund	5,855	78,984
	Nuveen Insured Premium Income Municipal Fund	1,030	12,927
	Nuveen Michigan Quality Income Municipal Fund	2,175	29,602
	Nuveen Ohio Dividend Advantage Municipal Fund	1,175	16,050
	Nuveen Pennsylvania Premium Income Municipal Fund II	5,274	67,560
	Nuveen Premier Municipal Income Fund, Inc.	575	7,636
	Nuveen Premium Income Municipal Fund IV	1,195	14,328
	Nuveen Quality Income Municipal Fund	1,235	17,611
	Putnam Investment Grade Municipal Trust	1,175	11,480
	Seligman Select Municipal Fund, Inc.	10,511	106,687

			877,494

32.08%	Taxable Fixed Income Closed-End Funds
	Aberdeen Asia-Pacific Income Fund, Inc.	10,800	65,124
	Aberdeen Global Income Fund, Inc.	3,623	44,490
	ACM Managed Dollar Income Fund(b)	10,122	73,385
	AllianceBernstein Income Fund(b)	28,828	242,443
	American Income Fund, Inc.(b)	2,010	16,261
	BlackRock Core Bond Trust(b)	18,579	232,981
	BlackRock Floating Rate Income Strategies Fund II	2,255	34,817
	BlackRock Income Opportunity Trust	9,382	94,946
	BlackRock Income Trust(b)	71,391	411,212
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	475	8,189
	BlackRock Preferred Income Strategies Fund, Inc.(b)	898	15,652
	BlackRock Strategic Bond Trust	3,140	37,492
	Dreyfus High Yield Strategies Fund(b)	17,283	66,021
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	5,372	59,790
	DWS Global High Income Fund, Inc.	3,240	28,188
	DWS Strategic Income Trust	6,330	75,200
	Eaton Vance Short Duration Diversified Income Fund	4,905	83,042

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	First Trust/FIDAC Mortgage Income Fund(b)	7,209	$120,967
	First Trust/Four Corners Senior Floating Rate Income Fund	2,384	35,379
	First Trust/Four Corners Senior Floating Rate Income Fund II	3,240	48,697
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	3,323	59,282
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	1,070	19,228
	Franklin Templeton Limited Duration Income Trust	3,072	36,956
	Global Income & Currency Fund	410	7,290
	Global Income Fund, Inc.(b)	21,218	85,084
	ING Prime Rate Trust	5,120	31,078
	John Hancock Income Securities Trust Fund	2,470	33,814
	MFS Charter Income Trust(b)	23,952	203,592
	MFS InterMarket Income Trust I	4,465	36,970
	MFS Intermediate Income Trust(b)	110,790	705,732
	MFS Multimarket Income Trust(b)	29,066	172,071
	Montgomery Street Income Securities, Inc.	791	13,447
	Morgan Stanley Emerging Markets Debt Fund, Inc.	9,070	90,881
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,918	52,524
	Morgan Stanley Global Opportunity Bond Fund, Inc.	6,460	46,706
	Morgan Stanley High Yield Fund, Inc.	7,925	46,044
	Morgan Stanley Income Securities, Inc.	1,050	16,485
	Nuveen Multi-Strategy Income & Growth Fund	8,045	92,598
	Nuveen Multi-Strategy Income & Growth Fund II	23,355	268,583
	Nuveen Tax-Advantaged Floating Rate Fund	1,200	14,088
	Putnam Master Intermediate Income Trust(b)	16,916	108,093
	Putnam Premier Income Trust(b)	32,205	202,892
	Transamerica Income Shares, Inc.	4,490	86,926
	Van Kampen Bond Fund	4,495	79,337
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.(b)	27,455	281,139
	Western Asset Emerging Markets Debt Fund, Inc.	4,315	79,051
	Western Asset Global Partners Income Fund, Inc.	4,110	45,416
	Western Asset High Income Opportunity Fund, Inc.	2,319	13,891
	Western Asset Inflation Management Fund, Inc.	2,697	46,442
	Western Asset Managed High Income Fund, Inc.	3,117	18,110
	Western Asset Variable Rate Strategic Fund, Inc.	2,843	45,801
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	3,275	40,021

			4,873,848

	Total Exchange Traded / Closed-End Funds
	(Cost $5,936,809)		6,100,779

% of
Net Assets	Description	Principal	Value

2.86%	FOREIGN BONDS
0.73%	Banks
	European Investment Bank, 6.00%, 7/15/2009(e)	$145,000	110,742

2.13%	Sovereign Bonds
	Bundesschatzanweisungen, 4.50%, 6/12/2009(e)	72,000	108,327
	Gilt Edged Securities, 4.00%, 3/7/2009(e)	50,000	99,056

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	FOREIGN BONDS (Continued)
	Sovereign Bonds (Continued)
	New South Wales Treasury Corp., 7.00%, 12/1/2010,
	Series 10(e)	130,000	$116,444

			323,827

	Total Foreign Bonds
	(Cost $419,315)		434,569

3.42%	COLLATERALIZED MORTGAGE OBLIGATIONS
3.42%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	4.00%, 5/15/2016, Class CB, Series 2675(b)	112,741	112,574
	4.00%, 9/15/2016, Class HA, Series 2672	93,565	93,556
	5.50%, 8/15/2016, Class VA, Series R003	83,668	87,179
	Federal National Mortgage Association, 5.00%,
	10/25/2017, Class KC, Series 2002-63(b)	124,409	127,195
	Small Business Administration, 8.075%, 4/25/2019(c)	92,990	98,235

	Total Collateralized Mortgage Obligations
	(Cost $507,026)		518,739

% of
Net Assets	Description	Contracts	Value

0.14%	PURCHASED OPTIONS (f)
	CBOE SPX Volatility Index:
	2/20/2008, Call @ $30	56	3,920
	2/20/2008, Call @ $35	166	3,320
	2/20/2008, Call @ $40	168	1,680
	Financial Select Sector SPDR, 2/16/2008, Put @ $27	422	11,816

	Total Purchased Options
	(Cost $41,127)		20,736

% of
Net Assets	Description	Shares	Value

19.77%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 4.10%, 2/1/2008	3,003,493	3,003,493

	Total investments
95.95%	(Cost $14,361,333)		14,575,770
4.05%	Other assets in excess of liabilities		615,096

100.00%	NET ASSETS		$15,190,866

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	Variable rate security.
(d)	All or a portion of the security is segregated in connection with securities sold short.
(e)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(f)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation		$243,023
Unrealized Depreciation		(63,146)

Net Unrealized Appreciation		$179,877

EXCHANGE TRADED / CLOSED-END FUNDS SOLD SHORT	Shares	Value

iShares Lehman 1-3 Year Treasury Bond Fund	6,025	$503,389
iShares Lehman 20+ Year Treasury Bond Fund	620	58,881
iShares Lehman Aggregate Bond Fund	1,895	195,962

Total Exchange Traded/Closed-End Funds Sold Short
(Proceeds$753,986)		$758,232

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain/(Loss)

CURRENCY CONTRACTS
To Buy:
Australia Dollar	22,259	$19,928	2/08/08	$(72)
Canadian Dollar	28,482	28,368	2/08/08	368
Euro	57,722	85,787	2/08/08	(213)
British Sterling Pound	8,178	16,252	2/08/08	252
Japanese Yen	5,696,970	53,609	2/08/08	609
New Zealand Dollar	26,613	20,960	2/08/08	(40)

				$904

To Sell:
Australia Dollar	175,730	157,325	2/08/08	(1,663)
Canadian Dollar	57,209	56,981	2/08/08	(451)
Euro	189,466	281,584	2/08/08	(2,293)
British Sterling Pound	66,719	132,596	2/08/08	(1,973)
Japanese Yen	11,691,345	110,016	2/08/08	(2,962)
New Zealand Dollar	193,479	152,384	2/08/08	(2,108)

				$(11,450)

			Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Notional Value	Gain/(Loss)

90 Day Eurodollar, Dec 08, expires 12/15/2008	1	$243,588	$922
90 Day Eurodollar, Jun 08, expires 6/16/2008	5	1,218,875	(2,888)
S&P 500 E-mini, Mar 08, expires 3/20/2008	2	137,960	(4,201)
U.S. 2 Year Bond, Mar 08, expires 3/31/2008	9	1,918,969	(3,503)
U.S. 5 Year Note, Mar 08, expires 3/31/2008	7	791,000	(1,404)
U.S. 10 Year Note, Mar 08, expires 3/31/2008	3	350,156	(2,285)
U.S. Long Bond, Mar 08, expires 3/19/2008	2	238,625	(4,723)

			$(18,082)

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2008

% of
Net Assets	Description	Principal	Value

52.92%	MUNICIPAL BONDS
0.19%	Alabama
	Florence, 3.00%,9/1/2009, GO, FSA	$10,000	$10,135
	Mobile County Board School Commerce, 5.00%,
	3/1/2010, Series A, GO	10,000	10,558

			20,693

2.82%	Alaska
	North Slope Boro, 5.15%, 6/30/2010, Series A, MBIA,
	SPA-Dexia Credit Local, GO(a)	300,000	300,000

5.78%	Arizona
	Arizona State University, 2.65%, 7/1/2034, Series A,
	AMBAC, SPA-Bank of America N.A., Revenue(b)(a)	300,000	300,000
	Glendale Industrial Development Authority, 5.375%,
	5/15/2028, Revenue, Prerefunded 5/15/2008 @ 101	25,000	25,487
	Mesa Industrial Development Authority, 3.20%,
	1/1/2029, Series B, MBIA, SPA-JP Morgan Chase
	Bank, Revenue(a)	240,000	240,000
	Navajo County Unified School District No. 10 Show
	Low, 5.00%, 7/1/2009, Series A, FGIC, GO, Callable
	7/1/2008 @ 100.5	50,000	50,675

			616,162

2.57%	California
	Bay Area Toll Authority Toll Bridge, Revenue, 2.50%,
	4/1/2045, Series D-1, XLCA, SPA-Dexia Credit Local,
	Revenue(a)	240,000	240,000
	California State, 6.25%, 9/1/2012, GO	25,000	27,935
	Golden State Tobacco Securitization, 5.00%, 6/1/2012,
	Series 2003-A-1, ETM, Revenue	5,000	5,455

			273,390

5.44%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon,
	12/1/2012, ETM, Revenue	45,000	39,111
	Colorado Health Facilities Authority, 2.65%, 5/15/2020,
	MBIA, SPA-Dexia Bank, Revenue(a)	240,000	240,000
	Denver City & County Excise Tax, 2.15%, 9/1/2025,
	Series B, FSA, SPA-Dexia Credit Local, Revenue(a)	300,000	300,000

			579,111

2.73%	Connecticut
	City of Farmington, 3.30%, 9/15/2011, GO, Callable
	9/15/2009 @ 100	20,000	20,260
	City of Waterbury, 4.80%, 2/15/2012, GO, Prerefunded
	2/15/2008 @ 101(b)	30,000	30,323
	Connecticut Housing Finance Authority, 2.30%,
	11/15/2034, Series B-1, AMBAC GO of Authority,
	SPA-Depfa Bank PLC, Revenue(a)	240,000	240,000

			290,583

0.19%	District of Columbia
	Metropolitan Washington DC Airport Authority System,
	3.00%, 10/1/2009, Series B, Revenue	20,000	20,177

0.19%	Florida
	Peace River/Manasota, 5.00%, 10/1/2023, Series A,
	MBIA, Revenue, Prerefunded 10/1/2008 @ 101	20,000	20,594

6.86%	Georgia
	Atlanta Downtown Development Authority, 2.63%,
	10/1/2016, AMBAC, Revenue(b)(a)	300,000	300,000
	De Kalb County Hospital Authority, 2.17%,9/1/2031,
	Series B, FSA, SPA-Wachovia Bank N.A.,
	Revenue(b)(a)	415,000	415,000

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Georgia (Continued)
	Georgia Municipal Electric Authority, Zero Coupon,
	1/1/2012, BIG GO of Participants, Revenue,
	Unrefunded Portion	$20,000	$16,252

			731,252

0.05%	Hawaii
	Honolulu City & County, 6.00%, 11/1/2010, Series A, ETM, GO	5,000	5,484

1.92%	Illinois
	City of Decatur, 5.50%, 3/1/2010, GO, Prerefunded 3/1/2008 @ 100	15,000	15,038
	City of Freeport, 5.50%, 1/1/2034, Prerefunded 1/1/2013 @ 100	20,000	22,498
	Cook & Du Page Counties, High School Dist No. 210,
	Zero Coupon, 12/1/2010, ETM, GO	25,000	23,288
	Kane County School District No. 131 Aurora Eastside,
	Zero Coupon, 6/1/2008, Series A, FGIC, GO(b)	40,000	39,707
	Lake County Community Unit School District No. 95
	Lake Zurich, Zero Coupon, 12/1/2010, FGIC, GO	35,000	32,323
	Motor Fuel Tax, 5.375%, 1/1/2014, AMBAC, Revenue(b)	35,000	39,105
	Wastewater Transmission, 5.375%, 1/1/2013, FGIC, Revenue(b)	30,000	32,682

			204,641

3.03%	Indiana
	Indiana Transportation Finance Authority, 5.00%,
	6/1/2028, Series A, FSA, Revenue, Prerefunded 6/1/2013 @ 100	250,000	277,532
	Indianapolis Local Public Improvement, Zero Coupon, 8/1/2010, Series D, ETM, Revenue	25,000	23,513
	Western School Building Corp., 5.25%, 7/15/2012,
	MBIA, Revenue, Callable 7/15/2011 @ 101	20,000	21,787

			322,832

0.20%	Maryland
	City of Baltimore, 5.40%, 10/15/2012, Series D, AMBAC, GO	20,000	21,704

0.24%	Michigan
	Lincoln School District, 5.00%, 5/1/2028, FSA, GO,
	Prerefunded 5/1/2008 @ 100	25,000	25,182

0.20%	Nevada
	State Highway Improvement, 5.00%, 12/1/2011, MBIA, Revenue	10,000	10,871
	Truckee Meadows Nevada Water Authority, 5.125%,
	7/1/2021, Series A, Revenue, Prerefunded 7/1/2011 @ 100	10,000	10,872

			21,743

0.05%	New Hampshire
	City of Manchester, 4.00%, 6/1/2010, GO	5,000	5,189

2.46%	New York
	Metropolitan Transport Authority Commuter Facilities,
	5.00%, 7/1/2015, Series D, MBIA, Revenue, Prerefunded 1/1/2012 @ 100	15,000	16,369
	New York Local Government Assistance Corp., 2.35%,
	4/1/2021, Series A-BV, FGIC GO of Corp, SPA-Dexia Credit Local, Revenue(a)	240,000	240,000

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	New York (Continued)
	State Environmental Facilities Corp. Clean Water &
	Drinking, 5.50%, 4/15/2013, Revenue, Prerefunded
	10/15/2009 @ 100	$5,000	$5,285

			261,654

2.82%	North Carolina
	Charlotte-Mecklenburg Hospital Authority Health Care
	System, 2.13%, 1/15/2043, Series D, FSA, SPA-Dexia
	Credit Local, Revenue(a)	300,000	300,000

0.14%	Ohio
	Avon Lake Water System, 3.50%, 10/1/2011, MBIA, Revenue	15,000	15,473

7.93%	Pennsylvania
	Daniel Boone Area School District, 2.18%, 8/1/2029,
	FSA State Aid Withholding, SPA-Wachovia Bank N.A., GO(a)	190,000	190,000
	Reading Regional Airport Authority, 5.15%, 10/1/2034,
	Series B, AMBAC, SPA-Wachovia Bank N.A., Revenue(a)	245,000	245,000
	Shaler Area School District, 2.18%, 9/1/2025, FSA State
	Aid Withholding, SPA-Wachovia Bank N.A., GO(a)	185,000	185,000
	York General Authority, 2.18%, 9/1/2026, Subseries 96-
	C, FSA, SPA-Wachovia Bank N.A., Revenue(a)	225,000	225,000

			845,000

0.26%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%,
	2/1/2012, Revenue	25,000	27,613

0.19%	Tennessee
	Knox County, 5.375%, 5/1/2018, GO, Prerefunded
	5/1/2008 @ 101	20,000	20,360

4.94%	Texas
	Brownsville TX Utility Systems, 3.15%, 9/1/2027, Series
	A, MBIA, SPA-Bank of America N.A., Revenue(a)	300,000	300,000
	Cedar Hill, 3.25%, 2/15/2008, AMBAC, GO	25,000	25,006
	Coastal Water Authority Contract, 3.50%, 12/15/2014, FGIC, Revenue	25,000	25,427
	Ferris Independent School District, 3.35%, 8/15/2013,
	PSF-G, GO, Callable 8/15/2012 @ 100	10,000	10,160
	Harris County Municipal Utility District No. 61
	Waterworks & Sewer System, 3.70%, 9/1/2012, FGIC, GO	10,000	10,419
	Houston Water Conveyance System Contract, 6.25%,
	12/15/2012, Series J, AMBAC, COP	40,000	45,975
	Mesquite Independent School District No. 1, Zero
	Coupon, 8/15/2021, PSF-G, GO, Prerefunded
	8/15/2010 @ 51.524	40,000	19,365
	Nacogdoches Independent School District, 5.125%,
	2/15/2018, GO, Prerefunded 2/15/2011 @ 100	20,000	21,588
	Pasadena, 5.625%, 4/1/2027, GO, Prerefunded 4/1/2011 @ 100	25,000	27,443
	Trophy Club Municipal Utility District No. 2, 3.10%,
	9/1/2013, AMBAC, GO(b)	30,000	30,306

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	MUNICIPAL BONDS (Continued)
	Texas (Continued)
	White Settlement Independent School District, 3.50%,
	8/15/2012, PSF-G, GO	$10,000	$10,339

			526,028

0.15%	Virginia
	Pocahontas Parkway Association Toll Road, 5.50%,
	8/15/2028, Series A, Revenue, Prerefunded 8/15/2008 @ 102	15,000	15,578

1.31%	Washington
	Energy Northwest Electric, 5.50%, 7/1/2012, Series A,
	FSA, Revenue	10,000	11,010
	Spokane Regional Solid Waste Management System,
	4.00%, 12/1/2009, AMBAC, Revenue	50,000	51,453
	State Health Care Facilities Authority, 5.125%,
	10/1/2031, Revenue, Prerefunded 10/1/2011 @ 100(b)	30,000	32,690
	Washington Health Care Facilities Authority, 5.50%,
	10/1/2021, RADIAN, Revenue, Prerefunded 10/1/2011 @ 101	40,000	44,397

			139,550

0.26%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 6/1/2010,
	ETM, Revenue	25,000	27,864

	Total Municipal Bonds
	(Cost $5,598,193)		5,637,857

% of
Net Assets	Description	Shares	Value

0.26%	PREFERRED STOCKS
0.26%	Financial Services
	Countrywide Capital IV, 6.75%, Callable 4/11/2008 @ $25	714	12,138
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	895	15,287

	Total Preferred Stocks
	(Cost $27,022)		27,425

40.70%	EXCHANGE TRADED / CLOSED-END FUNDS
0.06%	Asset Allocation Closed-End Fund
	Nuveen Multi-Currency Short-Term Government Income Fund	355	6,355

0.09%	Equity Exchange-Traded Funds
	PowerShares Financial Preferred Portfolio	428	9,861

34.02%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(b)	41,211	606,626
	BlackRock Insured Municipal Term Trust, Inc.(b)	53,361	537,345
	BlackRock Long-Term Municipal Advantage Trust	3,640	44,517
	BlackRock MuniEnhanced Fund, Inc.	3,850	41,041
	BlackRock MuniHoldings California Insured Fund, Inc.	3,434	45,604
	BlackRock MuniHoldings Insured Fund II, Inc.(b)	4,761	58,894
	BlackRock MuniHoldings Insured Fund, Inc.(b)	5,915	73,228
	BlackRock MuniYield California Insured Fund, Inc.	415	5,615
	BlackRock MuniYield Florida Insured Fund(b)	8,071	103,551
	BlackRock MuniYield Insured Fund, Inc.	470	6,336
	BlackRock MuniYield Michigan Insured Fund, Inc.	1,835	25,378
	BlackRock MuniYield Pennsylvania Insured Fund(b)	5,561	78,076
	BlackRock MuniYield Quality Fund II(b)	4,090	48,835

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Shares	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Municipal Closed-End Funds (Continued)
	BlackRock New York Insured Municipal 2008 Term Trust, Inc.	2,130	$32,120
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	2,990	40,813
	Dreyfus Municipal Income Fund, Inc.	1,300	11,674
	DTF Tax Free Income, Inc.(b)	12,831	185,408
	DWS Municipal Income Trust(b)	6,330	70,073
	Eaton Vance Municipal Income Trust	1,700	24,480
	Eaton Vance New Jersey Municipal Income Trust(b)	4,628	62,061
	Investment Grade Municipal Income Fund	6,187	82,844
	Morgan Stanley Insured Municipal Trust	3,020	40,679
	Morgan Stanley Municipal Premium Income Trust	3,700	32,486
	Neuberger Berman Intermediate Municipal Fund, Inc.	4,560	62,290
	Nuveen California Investment Quality Municipal	3,525	49,526
	Nuveen Dividend Advantage Municipal Fund	1,250	17,663
	Nuveen Florida Investment Quality Municipal Fund(b)	7,245	95,996
	Nuveen Florida Quality Income Municipal Fund	6,255	84,380
	Nuveen Insured Municipal Opportunity Fund, Inc.	1,760	24,922
	Nuveen Insured Premium Income Municipal Fund	5,513	69,188
	Nuveen Insured Quality Municipal Fund, Inc.	1,050	14,921
	Nuveen Michigan Quality Income Municipal Fund	2,375	32,324
	Nuveen Municipal Value Fund	4,355	42,853
	Nuveen New York Investment Quality Municipal Fund	1,625	22,116
	Nuveen New York Quality Income Municipal Fund	3,412	45,891
	Nuveen New York Select Quality Municipal Fund	3,915	53,596
	Nuveen Pennsylvania Investment Quality Municipal Fund	2,910	39,518
	Nuveen Pennsylvania Premium Income Municipal Fund II(b)	6,979	89,401
	Nuveen Performance Plus Municipal Fund	2,355	32,640
	Nuveen Premier Insured Municipal Income Fund, Inc.	4,401	59,502
	Nuveen Premier Municipal Income Fund, Inc.	1,815	24,103
	Nuveen Premium Income Municipal Fund II	2,385	33,462
	Nuveen Premium Income Municipal Fund IV	1,025	12,290
	Nuveen Quality Income Municipal Fund	1,005	14,331
	Nuveen Select Maturities Municipal Fund(b)	4,245	40,964
	Putnam Investment Grade Municipal Trust	5,329	52,064
	Putnam Managed Municipal Income Trust	1,510	11,204
	Putnam Municipal Opportunities Trust(b)	7,890	91,603
	Seligman Select Municipal Fund, Inc.(b)	17,420	176,813
	Western Asset Intermediate Municipal Fund, Inc.	3,730	34,279
	Western Asset Managed Municipals Fund, Inc.	3,506	38,671

			3,624,195

6.53%	Taxable Fixed Income Closed-End Funds
	AllianceBernstein Income Fund	2,755	23,169
	BlackRock Corporate High Yield Fund, Inc.	1,347	9,469
	BlackRock Income Trust	6,580	37,901
	Eaton Vance Short Duration Diversified Income Fund	1,490	25,226
	First Trust/FIDAC Mortgage Income Fund(b)	765	12,837
	First Trust/Four Corners Senior Floating Rate Income Fund	625	9,275
	First Trust/Four Corners Senior Floating Rate Income Fund II	900	13,527
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	345	6,200
	Franklin Templeton Limited Duration Income Trust	800	9,624
	Global Income & Currency Fund	465	8,268
	Global Income Fund, Inc.	4,585	18,386
	John Hancock Income Securities Trust Fund	1,655	22,657
	MFS Charter Income Trust	2,220	18,870
	MFS Intermediate Income Trust(b)	26,394	168,130
	MFS Multimarket Income Trust	4,865	28,801

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

% of
Net Assets	Description	Principal	Value

	EXCHANGE TRADED / CLOSED-END FUNDS (Continued)
	Taxable Fixed Income Closed-End Funds (Continued)
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,015	$18,270
	Morgan Stanley Global Opportunity Bond Fund, Inc.	6,158	44,522
	Morgan Stanley Income Securities, Inc.	335	5,259
	Nuveen Multi-Strategy Income & Growth Fund II	3,115	35,822
	Putnam Premier Income Trust	2,855	17,986
	Van Kampen Bond Fund	1,337	23,598
	Van Kampen Dynamic Credit Opportunities Fund	230	3,657
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.(b)	9,130	93,491
	Western Asset Emerging Markets Debt Fund, Inc.	1,162	21,288
	Western Asset Worldwide Income Fund, Inc.	1,416	18,734

			694,967

	Total Exchange Traded / Closed-End Funds
	(Cost $4,196,961)		4,335,378

% of
Net Assets	Description	Contracts	Value

0.12%	PURCHASED OPTIONS (c)
	CBOE SPX Volatility Index:
	2/20/2008, Call @ $30	29	2,030
	2/20/2008, Call @ $35	106	2,120
	2/20/2008, Call @ $40	120	1,200
	Financial Select Sector SPDR,2/16/2008, Put @ $27	281	7,868

	Total Purchased Options
	(Cost $26,323)		13,218

% of
Net Assets	Description	Shares	Value

5.00%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 2.67%, 2/1/2008	532,115	532,115

	Total investments
99.00%	(Cost $10,380,614)		10,545,993
1.00%	Other assets in excess of liabilities		106,636

100.00%	NET ASSETS		$10,652,629

(a)	Variable rate security.
(b)	All or a portion of the security is segregated in connection with futures contracts.
(c)	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BIG	Broad Investment Grade
CBOE	Chicago Board Options Exchange
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
NA	North America
PLC	Public Liability Co.
PSF-G	Public School Fund Guaranteed
RADIAN	Insured by Radian
SPA	Standby Purchase Agreement
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2008

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$176,773
Unrealized Depreciation	(13,253)

Net Unrealized Appreciation	$163,520

			Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Notional Value	Gain/(Loss)

90 Day Eurodollar, Dec 08, expires 12/15/2008	2	$487,175	$(3,130)
90 Day Eurodollar, Jun 08, expires 6/16/2008	3	731,325	1,529
S&P 500 E-mini, Mar 08, expires 3/20/2008	2	137,960	(4,201)
U.S. 2 Year Bond, Mar 08, expires 3/31/2008	7	1,492,531	(8,764)
U.S. 5 Year Note, Mar 08, expires 3/31/2008	7	791,000	(10,202)
U.S 10 Year Note, Mar 08, expires 3/31/2008	4	466,875	(7,290)
U.S. Long Bond, Mar 08, expires 3/19/2008	3	357,938	(1,569)

			$(33,627)

For information on the YieldQuest Funds (“Funds”) policy regarding valuation of investments and other significant accounting policies refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    YieldQuest Funds Trust

By (Signature and Title)* /s/ Jay K. Chitnis, President
                                             Jay K. Chitnis, President

Date     3/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay K. Chitnis, President
                                             Jay K. Chitnis, President

Date     3/28/2008

By (Signature and Title)* /s/ David Summers
                                             David Summers, Treasurer

Date     3/28/2008